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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/10
*Funds included are: Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Basic Value Fund, Invesco Conservative Allocation Fund, Invesco Global Equity Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Small Cap Growth Fund, Invesco Van Kampen Harbor Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010
invesco.com/us          IBRR-QTR-1 09/10          Invesco Advisers, Inc.

Invesco Balanced-Risk Retirement Funds
Schedule of Investments
September 30, 2010
(Unaudited)
Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers—100.54%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—60.80%
Invesco Balanced-Risk Allocation Fund	60.80%	$1,477,563	$14,352,878	$(3,610,720)	$1,032,649	$108,425	$—	1,151,793	$13,360,795

Money Market Funds—39.74%
Liquid Assets Portfolio	19.87%	485,792	4,920,805	(1,040,454)	—	—	3,985	4,366,143	4,366,143

Premier Portfolio	19.87%	485,792	4,920,805	(1,040,454)	—	—	2,624	4,366,143	4,366,143

Total Money Market Funds		971,584	9,841,610	(2,080,908)	—	—	6,609	8,732,286	8,732,286

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $21,095,912)	100.54%	$2,449,147	$24,194,488	$(5,691,628)	$1,032,649	$108,425	$6,609		$22,093,081

OTHER ASSETS LESS LIABILITIES	(0.54)%								(117,790)

NET ASSETS	100.00%								$21,975,291

Invesco Balanced-Risk Retirement 2010 Fund
Schedule of Investments in Affiliated Issuers—100.54%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—60.72%
Invesco Balanced-Risk Allocation Fund	60.72%	$5,035,787	$24,815,994	$(10,972,777)	$1,676,241	$188,504	$—	1,788,254	$20,743,749

Money Market Funds—39.82%
Liquid Assets Portfolio	19.91%	1,485,610	8,586,627	(3,271,618)	—	—	6,881	6,800,619	6,800,619

Premier Portfolio	19.91%	1,485,610	8,586,627	(3,271,618)	—	—	4,424	6,800,619	6,800,619

Total Money Market Funds		2,971,220	17,173,254	(6,543,236)	—	—	11,305	13,601,238	13,601,238

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $32,796,203)	100.54%	$8,007,007	$41,989,248	$(17,516,013)	$1,676,241	$188,504	$11,305		$34,344,987

OTHER ASSETS LESS LIABILITIES	(0.54)%								(182,812)

NET ASSETS	100.00%								$34,162,175

Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers—100.14%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—99.16%
Invesco Balanced-Risk Allocation Fund	99.16%	$18,081,210	$53,064,233	$(20,850,670)	$4,602,854	$355,120	$—	4,763,167	$55,252,747

Money Market Funds—0.98%
Liquid Assets Portfolio	0.49%	—	281,203	(6,699)	—	—	26	274,504	274,504

Premier Portfolio	0.49%	—	281,203	(6,699)	—	—	13	274,504	274,504

Total Money Market Funds		—	562,406	(13,398)	—	—	39	549,008	549,008

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $51,643,851)	100.14%	$18,081,210	$53,626,639	$(20,864,068)	$4,602,854	$355,120	$39		$55,801,755

OTHER ASSETS LESS LIABILITIES	(0.14)%								(78,496)

NET ASSETS	100.00%								$55,723,259

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds
Schedule of Investments—(continued)
September 30, 2010
(Unaudited)
Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers—100.08%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—100.08%
Invesco Balanced-Risk Allocation Fund	100.08%	$17,096,843	$31,119,011	$(9,089,578)	$3,671,786	$99,771	$—	3,698,089	$42,897,833

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $39,640,568)	100.08%	$17,096,843	$31,119,011	$(9,089,578)	$3,671,786	$99,771	$—		$42,897,833

OTHER ASSETS LESS LIABILITIES	(0.08)%								(34,589)

NET ASSETS	100.00%								$42,863,244

Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers—100.48%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—100.48%
Invesco Balanced-Risk Allocation Fund	100.48%	$8,694,162	$15,076,258	$(3,129,747)	$1,903,938	$42,463	$—	1,947,161	$22,587,074

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $20,897,527)	100.48%	$8,694,162	$15,076,258	$(3,129,747)	$1,903,938	$42,463	$—		$22,587,074

OTHER ASSETS LESS LIABILITIES	(0.48)%								(108,924)

NET ASSETS	100.00%								$22,478,150

Invesco Balance-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers—99.64%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—99.64%
Invesco Balanced-Risk Allocation Fund	99.64%	$4,468,737	$5,012,947	$(1,340,130)	$773,790	$13,368	$—	769,716	$8,928,712

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $8,257,258)	99.64%	$4,468,737	$5,012,947	$(1,340,130)	$773,790	$13,368	$—		$8,928,712

OTHER ASSETS LESS LIABILITIES	0.36%								32,054

NET ASSETS	100.00%								$8,960,766

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds
Notes to Quarterly Schedule of Investments
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to

Invesco Balanced-Risk Retirement Funds
A.	Security Valuations — (continued)
sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

Invesco Balanced-Risk Retirement Funds

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total
Invesco Balanced-Risk Retirement Now Fund	$22,093,081	$—	$—	$22,093,081
Invesco Balanced-Risk Retirement 2010 Fund	34,344,987	—	—	34,344,987
Invesco Balanced-Risk Retirement 2020 Fund	55,801,755	—	—	55,801,755
Invesco Balanced-Risk Retirement 2030 Fund	42,897,833	—	—	42,897,833
Invesco Balanced-Risk Retirement 2040 Fund	22,587,074	—	—	22,587,074
Invesco Balanced-Risk Retirement 2050 Fund	8,928,712	—	—	8,928,712
NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At September 30, 2010
	For the nine months					Net Unrealized
	ended September 30, 2010*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)
Invesco Balanced-Risk Retirement Now Fund	$14,352,878	$3,610,720	$21,096,972	$996,109	$—	$996,109
Invesco Balanced-Risk Retirement 2010 Fund	24,815,994	10,972,777	32,798,311	1,546,676	—	1,546,676
Invesco Balanced-Risk Retirement 2020 Fund	53,064,233	20,850,670	51,644,330	4,157,425	—	4,157,425
Invesco Balanced-Risk Retirement 2030 Fund	31,119,011	9,089,578	39,645,391	3,252,442	—	3,252,442
Invesco Balanced-Risk Retirement 2040 Fund	15,076,258	3,129,747	20,898,542	1,688,532	—	1,688,532
Invesco Balanced-Risk Retirement 2050 Fund	5,012,947	1,340,130	8,259,823	668,889	—	668,889

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Invesco Balanced-Risk Retirement 2010 Fund (the “Target Fund”) would transfer all of its assets and liabilities to the Invesco Balanced-Risk Retirement Now Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Allocation Funds
Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

Schedule of Investments
September 30, 2010
(Unaudited)
Invesco Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers—100.14%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—8.08%
Invesco Balanced-Risk Allocation Fund	8.08%	$6,926,067	$3,240,827	$(1,129,293)	$699,788	$85,252	$—	846,779	$9,822,641

Domestic Equity Funds—16.24%
Invesco Charter Fund	2.30%	4,330,646	690,585	(2,209,518)	163,320	(180,163)	—	181,485	2,794,870

Invesco Diversified Dividend Fund	3.47%	—	4,168,999	—	48,433	—	—	372,565	4,217,432

Invesco Endeavor Fund(b)	1.78%	2,300,183	389,703	(719,079)	121,312	65,706	—	148,816	2,157,825

Invesco Large Cap Basic Value Fund	—%	2,254,529	380,801	(2,588,142)	291,038	(338,226)	—	—	—

Invesco Large Cap Growth Fund	3.30%	2,173,501	2,094,645	(397,873)	199,216	(66,683)	—	365,553	4,002,806

Invesco Multi-Sector Fund	—%	2,154,251	401,744	(2,540,947)	257,717	(272,765)	—	—	—

Invesco Small Cap Equity Fund(b)	1.50%	—	1,767,565	—	58,695	—	—	167,701	1,826,260

Invesco Structured Growth Fund	—%	2,183,583	401,717	(2,513,907)	237,379	(308,772)	—	—	—

Invesco Structured Value Fund	—%	2,190,321	367,120	(2,562,719)	163,679	(158,401)	—	—	—

Invesco Van Kampen Comstock Fund	2.10%	—	2,531,810	—	25,228	—	—	180,200	2,557,038

Invesco Van Kampen Growth and Income Fund	1.79%	—	2,147,305	—	27,659	—	—	125,720	2,174,964

Total Domestic Equity Funds		17,587,014	15,341,994	(13,532,185)	1,593,676	(1,259,304)	—		19,731,195

Fixed-Income Funds—60.09%
Invesco Core Bond Fund	19.92%	24,898,556	4,185,875	(6,053,211)	2,043,410	(876,878)	854,609	2,638,795	24,197,752

Invesco Emerging Market Local Currency Debt Fund	2.05%	—	2,442,022	(180,246)	220,441	6,594	31,099	226,668	2,488,811

Invesco Floating Rate Fund	6.49%	8,518,107	1,372,406	(2,223,764)	616,443	(395,268)	345,771	1,044,758	7,887,924

Invesco International Total Return Fund	—%	4,559,010	974,688	(5,544,850)	(338,184)	349,336	58,085	—	—

Invesco Limited Maturity Treasury Fund	7.89%	8,407,619	2,056,044	(967,410)	37,660	48,072	33,064	905,670	9,581,985

Invesco Short Term Bond Fund	23.74%	26,254,044	5,234,297	(3,001,742)	732,328	(381,595)	548,504	3,295,695	28,837,332

Total Fixed-Income Funds		72,637,336	16,265,332	(17,971,223)	3,312,098	(1,249,739)	1,871,132		72,993,804

Foreign Equity Funds—9.30%
Invesco Developing Markets Fund	2.74%	—	3,240,556	—	89,872	—	—	103,301	3,330,428

Invesco International Core Equity Fund	3.39%	3,061,375	1,434,600	(383,681)	235,810	(223,615)	—	388,736	4,124,489

Invesco International Growth Fund	3.17%	—	3,728,398	—	116,969	—	—	146,212	3,845,367

Total Foreign Equity Funds		3,061,375	8,403,554	(383,681)	442,651	(223,615)	—		11,300,284

Real Estate Funds—1.62%
Invesco Global Real Estate Fund	1.62%	—	1,918,000	—	46,032	—	—	191,800	1,964,032

Invesco Select Real Estate Income Fund	—%	3,345,258	480,446	(4,202,105)	(44,515)	420,916	98,571	—	—

Total Real Estate Funds		3,345,258	2,398,446	(4,202,105)	1,517	420,916	98,571		1,964,032

Money Market Funds—4.81%
Liquid Assets Portfolio	4.81%	10,507,622	3,069,849	(7,739,972)	—	—	14,905	5,837,499	5,837,499

Premier Portfolio	0.00%	—	60	—	—	—	—	60	60

Total Money Market Funds		10,507,622	3,069,909	(7,739,972)	—	—	14,905		5,837,559

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $119,915,247)	100.14%	$114,064,672	$48,720,062	$(44,958,459)	$6,049,730	$(2,226,490)	$1,984,608		$121,649,515

OTHER ASSETS LESS LIABILITIES	(0.14)%								(171,976)

NET ASSETS	100.00%								$121,477,539

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
September 30, 2010
(Unaudited)
Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers—100.27%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—18.12%
Invesco Balanced-Risk Allocation Fund	18.12%	$81,557,041	$4,272,773	$(12,451,652)	$7,189,322	$1,241,850	$—	7,052,529	$81,809,334

Domestic Equity Funds—42.57%
Invesco Charter Fund	6.03%	—	26,931,301	(91,861)	371,068	1,174	—	1,766,992	27,211,682

Invesco Diversified Dividend Fund	9.09%	—	40,836,909	(268,610)	471,340	3,105	—	3,625,684	41,042,744

Invesco Dynamics Fund(b)	—%	16,402,714	1,119,920	(18,439,042)	1,519,980	(603,572)	—	—	—

Invesco Endeavor Fund(b)	4.67%	—	20,618,556	(39,194)	494,153	637	—	1,453,390	21,074,152

Invesco Large Cap Basic Value Fund	—%	28,579,127	1,532,424	(29,433,900)	13,104,115	(13,781,766)	—	—	—

Invesco Large Cap Growth Fund	8.66%	31,599,820	11,923,154	(5,752,736)	1,897,858	(552,951)	—	3,572,159	39,115,145

Invesco Multi-Sector Fund	—%	38,990,048	2,531,725	(41,167,860)	8,852,793	(9,206,706)	—	—	—

Invesco Small Cap Equity Fund(b)	3.97%	—	17,366,355	(32,710)	575,579	400	—	1,644,594	17,909,624

Invesco Small Cap Growth Fund(b)	—%	31,294,716	2,154,643	(35,992,138)	5,273,957	(2,731,178)	—	—	—

Invesco Structured Growth Fund	—%	31,651,405	2,026,320	(32,615,815)	8,151,174	(9,213,084)	—	—	—

Invesco Structured Value Fund	—%	27,718,700	1,375,168	(29,062,452)	7,987,855	(8,019,271)	—	—	—

Invesco Van Kampen Comstock Fund	5.49%	—	24,661,965	(117,272)	244,588	1,480	—	1,747,059	24,790,761

Invesco Van Kampen Growth and Income Fund	4.66%	—	20,906,709	(135,635)	267,568	1,917	—	1,216,217	21,040,559

Total Domestic Equity Funds		206,236,530	173,985,149	(193,149,225)	49,212,028	(44,099,815)	—		192,184,667

Fixed-Income Funds—11.04%
Invesco Emerging Market Local Currency Debt Fund	5.02%	—	22,479,677	(1,876,882)	2,005,357	68,545	282,970	2,065,273	22,676,697

Invesco High Yield Fund	4.94%	23,555,011	2,096,614	(4,411,241)	1,391,028	(334,948)	1,403,546	5,296,072	22,296,464

Invesco U.S. Government Fund	1.08%	—	4,851,167	(22,028)	47,502	118	5,139	528,360	4,876,759

Total Fixed-Income Funds		23,555,011	29,427,458	(6,310,151)	3,443,887	(266,285)	1,691,655		49,849,920

Foreign Equity Funds—24.29%
Invesco Developing Markets Fund	7.20%	—	31,744,286	(120,448)	877,097	2,069	—	1,008,158	32,503,004

Invesco International Core Equity Fund	8.88%	55,392,320	6,454,795	(21,211,139)	7,604,777	(8,149,038)	—	3,778,672	40,091,715

Invesco International Growth Fund	8.21%	56,511,853	2,164,553	(23,649,973)	7,449,388	(5,418,935)	—	1,409,007	37,056,886

Total Foreign Equity Funds		111,904,173	40,363,634	(44,981,560)	15,931,262	(13,565,904)	—		109,651,605

Real Estate Funds—4.25%
Invesco Global Real Estate Fund	4.25%	23,221,846	719,408	(6,852,965)	4,765,849	(2,663,496)	303,483	1,874,086	19,190,642

Money Market Funds—0.00%
Liquid Assets Portfolio	—%	—	325,458	(325,458)	—	—	12	—	—

Premier Portfolio	—%	—	325,458	(325,458)	—	—	6	—	—

Total Money Market Funds		—	650,916	(650,916)	—	—	18		—

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $449,040,259)	100.27%	$446,474,601	$249,419,338	$(264,396,469)	$80,542,348	$(59,353,650)	$1,995,156		$452,686,168

OTHER ASSETS LESS LIABILITIES	(0.27)%								(1,237,015)

NET ASSETS	100.00%								$451,449,153

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
September 30, 2010
(Unaudited)
Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers—100.06%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—14.09%
Invesco Balanced-Risk Allocation Fund	14.09%	$60,010,921	$16,370,012	$(4,780,382)	$6,228,207	$399,593	$—	6,743,823	$78,228,351

Domestic Equity Funds—31.18%
Invesco Capital Development Fund(b)	—%	15,671,338	1,437,269	(17,581,419)	5,205,063	(4,732,251)	—	—	—

Invesco Charter Fund	4.40%	—	24,106,647	—	333,272	—	—	1,587,008	24,439,919

Invesco Diversified Dividend Fund	6.69%	—	36,720,597	—	426,602	—	—	3,281,555	37,147,199

Invesco Endeavor Fund(b)	3.41%	—	18,475,230	—	443,614	—	—	1,304,748	18,918,844

Invesco Large Cap Basic Value Fund	—%	19,767,702	1,448,446	(20,748,218)	9,326,020	(9,793,950)	—	—	—

Invesco Large Cap Growth Fund	6.33%	23,850,702	12,898,785	(2,781,730)	1,318,338	(146,797)	—	3,209,068	35,139,298

Invesco Mid Cap Basic Value Fund	—%	17,039,502	1,538,360	(19,481,866)	1,741,538	(837,534)	—	—	—

Invesco Multi-Sector Fund	—%	18,869,576	1,625,721	(20,316,438)	4,702,480	(4,881,339)	—	—	—

Invesco Small Cap Equity Fund(b)	2.90%	—	15,572,405	—	517,110	—	—	1,477,458	16,089,515

Invesco Small Companies Fund	—%	19,235,383	1,533,316	(21,178,008)	(620,112)	1,029,421	—	—	—

Invesco Structured Growth Fund	—%	23,940,138	2,033,464	(25,138,632)	4,897,677	(5,732,647)	—	—	—

Invesco Structured Value Fund	—%	19,171,656	1,332,042	(20,485,455)	4,932,695	(4,950,938)	—	—	—

Invesco Van Kampen Comstock Fund	4.03%	—	22,131,560	—	220,528	—	—	1,575,200	22,352,088

Invesco Van Kampen Growth and Income Fund	3.42%	—	18,721,762	—	241,147	—	—	1,096,122	18,962,909

Total Domestic Equity Funds		157,545,997	159,575,604	(147,711,766)	33,685,972	(30,046,035)	—		173,049,772

Fixed-Income Funds—33.92%
Invesco Core Bond Fund	19.55%	114,351,508	6,893,244	(18,267,879)	8,167,430	(2,637,609)	3,921,870	11,832,791	108,506,694

Invesco Emerging Market Local Currency Debt Fund	3.03%	—	16,412,813	(1,111,167)	1,491,857	43,418	209,780	1,533,417	16,836,921

Invesco Floating Rate Fund	3.39%	16,069,089	3,588,405	(1,291,288)	712,636	(274,755)	654,247	2,490,608	18,804,087

Invesco High Yield Fund	7.95%	51,318,765	4,250,815	(13,729,736)	3,548,247	(1,247,828)	3,062,255	10,484,623	44,140,263

Invesco International Total Return Fund	—%	12,523,521	2,225,372	(14,838,028)	(1,250,047)	1,339,182	160,960	—	—

Invesco Short Term Bond Fund	—%	12,003,557	1,891,260	(14,028,823)	1,455,892	(1,321,886)	240,201	—	—

Total Fixed-Income Funds		206,266,440	35,261,909	(63,266,921)	14,126,015	(4,099,478)	8,249,313		188,287,965

Foreign Equity Funds—17.74%
Invesco Developing Markets Fund	5.26%	—	28,397,174	—	787,553	—	—	905,233	29,184,727

Invesco International Core Equity Fund	6.48%	53,626,568	6,889,718	(24,016,031)	7,703,918	(8,236,568)	—	3,389,972	35,967,605

Invesco International Growth Fund	6.00%	41,035,276	2,216,469	(11,679,388)	3,861,397	(2,136,242)	—	1,266,065	33,297,512

Total Foreign Equity Funds		94,661,844	37,503,361	(35,695,419)	12,352,868	(10,372,810)	—		98,449,844

Real Estate Funds—3.11%
Invesco Global Real Estate Fund	3.11%	—	16,867,000	—	404,808	—	—	1,686,700	17,271,808

Invesco Real Estate Fund	—%	18,463,428	1,264,554	(22,491,393)	3,113,518	(350,107)	297,946	—	—

Total Real Estate Funds		18,463,428	18,131,554	(22,491,393)	3,518,326	(350,107)	297,946		17,271,808

Money Market Funds—0.02%
Liquid Assets Portfolio	0.01%	—	562,117	(511,799)	—	—	20	50,318	50,318

Premier Portfolio	0.01%	—	562,117	(511,799)	—	—	10	50,318	50,318

Total Money Market Funds		—	1,124,234	(1,023,598)	—	—	30		100,636

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $553,185,122)	100.06%	$536,948,630	$267,966,674	$(274,969,479)	$69,911,388	$(44,468,837)	$8,547,289		$555,388,376

OTHER ASSETS LESS LIABILITIES	(0.06)%								(318,398)

NET ASSETS	100.00%								$555,069,978

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
September 30, 2010
(Unaudited)
Invesco Moderate Growth Allocation Fund
Schedule of Investments in Affiliated Issuers—100.08%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—16.05%
Invesco Balanced-Risk Allocation Fund	16.05%	$43,472,409	$2,947,221	$(4,693,792)	$4,126,496	$390,653	$—	3,986,464	$46,242,987

Domestic Equity Funds—37.11%
Invesco Charter Fund	5.26%	—	14,984,926	(48,577)	206,504	810	—	983,355	15,143,663

Invesco Diversified Dividend Fund	7.93%	—	22,723,791	(146,069)	262,319	1,929	—	2,017,842	22,841,970

Invesco Dynamics Fund(b)	—%	9,479,683	698,934	(10,704,618)	1,602,755	(1,076,754)	—	—	—

Invesco Endeavor Fund(b)	4.07%	—	11,477,526	(36,816)	274,717	448	—	807,991	11,715,875

Invesco Large Cap Basic Value Fund	—%	14,689,999	858,855	(15,199,544)	6,222,057	(6,571,367)	—	—	—

Invesco Large Cap Growth Fund	7.54%	16,684,471	6,729,153	(2,431,492)	1,030,369	(287,994)	—	1,983,973	21,724,507

Invesco Mid Cap Basic Value Fund	—%	11,308,407	858,552	(12,763,030)	147,504	448,567	—	—	—

Invesco Multi-Sector Fund	—%	15,013,874	1,057,848	(15,927,518)	3,938,060	(4,082,264)	—	—	—

Invesco Small Cap Equity Fund(b)	3.46%	12,563,110	1,251,330	(5,155,441)	2,398,999	(1,083,702)	—	915,913	9,974,296

Invesco Structured Growth Fund	—%	16,751,603	1,163,490	(17,336,852)	3,919,997	(4,498,238)	—	—	—

Invesco Structured Value Fund	—%	14,240,167	774,507	(14,996,382)	3,749,559	(3,767,851)	—	—	—

Invesco Van Kampen Comstock Fund	4.79%	—	13,725,445	(63,070)	136,148	1,065	—	972,487	13,799,588

Invesco Van Kampen Growth and Income Fund	4.06%	—	11,622,823	(71,604)	148,801	1,160	—	676,369	11,701,180

Total Domestic Equity Funds		110,731,314	87,927,180	(94,881,013)	24,037,789	(20,914,191)	—		106,901,079

Fixed-Income Funds—21.94%
Invesco Core Bond Fund	5.96%	26,340,940	1,300,793	(11,549,012)	2,856,123	(1,780,816)	823,725	1,872,195	17,168,028

Invesco Emerging Market Local Currency Debt Fund	5.00%	—	14,356,539	(1,265,806)	1,279,504	46,942	181,293	1,313,040	14,417,179

Invesco Floating Rate Fund	1.10%	—	3,158,577	(14,288)	12,525	19	4,706	418,124	3,156,833

Invesco High Yield Fund	9.88%	30,260,457	2,623,140	(5,763,024)	2,090,688	(737,049)	1,788,067	6,763,471	28,474,212

Total Fixed-Income Funds		56,601,397	21,439,049	(18,592,130)	6,238,840	(2,470,904)	2,797,791		63,216,252

Foreign Equity Funds—21.15%
Invesco Developing Markets Fund	6.25%	—	17,600,544	(69,176)	486,226	732	—	558,881	18,018,326

Invesco International Core Equity Fund	7.74%	31,285,636	3,784,630	(12,501,579)	5,414,474	(5,691,452)	—	2,101,009	22,291,709

Invesco International Growth Fund	7.16%	31,923,178	1,381,090	(13,838,075)	4,931,617	(3,781,323)	—	783,897	20,616,487

Total Foreign Equity Funds		63,208,814	22,766,264	(26,408,830)	10,832,317	(9,472,043)	—		60,926,522

Real Estate Funds—3.70%
Invesco Global Real Estate Fund	3.70%	11,930,387	360,404	(2,735,598)	2,190,049	(1,097,663)	154,757	1,039,803	10,647,579

Money Market Funds—0.13%
Liquid Assets Portfolio	0.07%	—	411,802	(222,547)	—	—	7	189,255	189,255

Premier Portfolio	0.06%	—	411,802	(222,547)	—	—	3	189,255	189,255

Total Money Market Funds		—	823,604	(445,094)	—	—	10		378,510

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $285,903,610)	100.08%	$285,944,321	$136,263,722	$(147,756,457)	$47,425,491	$(33,564,148)	$2,952,558		$288,312,929

OTHER ASSETS LESS LIABILITIES	(0.08)%								(219,825)

NET ASSETS	100.00%								$288,093,104

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments — (continued)
September 30, 2010
(Unaudited)
Invesco Moderately Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers—100.20%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Asset Allocation Funds—11.08%
Invesco Balanced-Risk Allocation Fund	11.08%	$5,922,144	$2,089,982	$(530,378)	$630,245	$40,754	$—	702,823	$8,152,747

Domestic Equity Funds—19.23%
Invesco Capital Development Fund(b)	—%	1,283,946	209,452	(1,534,400)	133,049	(92,047)	—	—	—

Invesco Charter Fund	2.73%	—	1,988,787	(4,584)	27,431	(3)	—	130,626	2,011,631

Invesco Diversified Dividend Fund	4.10%	—	2,998,675	(16,830)	34,640	(121)	—	266,463	3,016,364

Invesco Endeavor Fund(b)	2.11%	—	1,517,178	—	36,429	—	—	107,145	1,553,607

Invesco Large Cap Basic Value Fund	—%	2,918,745	417,045	(3,268,926)	530,695	(597,559)	—	—	—

Invesco Large Cap Growth Fund	3.91%	2,815,372	402,331	(456,633)	165,462	(51,014)	—	262,604	2,875,518

Invesco Mid Cap Basic Value Fund	—%	1,393,381	218,171	(1,683,853)	(158,117)	230,418	—	—	—

Invesco Multi-Sector Fund	—%	1,237,353	197,605	(1,423,834)	202,377	(213,501)	—	—	—

Invesco Small Cap Equity Fund(b)	1.80%	—	1,279,788	—	42,505	—	—	121,423	1,322,293

Invesco Structured Growth Fund	—%	2,827,189	445,146	(3,172,901)	448,437	(547,871)	—	—	—

Invesco Structured Value Fund	—%	2,833,198	398,776	(3,232,721)	316,815	(316,068)	—	—	—

Invesco Van Kampen Comstock Fund	2.48%	—	1,813,855	(7,055)	18,003	(25)	—	128,596	1,824,778

Invesco Van Kampen Growth and Income Fund	2.10%	—	1,536,478	(8,580)	19,680	(30)	—	89,454	1,547,548

Total Domestic Equity Funds		15,309,184	13,423,287	(14,810,317)	1,817,406	(1,587,821)	—		14,151,739

Fixed-Income Funds—56.76%

Invesco Core Bond Fund	20.28%	14,746,160	2,039,369	(2,563,906)	1,048,623	(342,375)	504,179	1,627,903	14,927,871

Invesco Emerging Market Local Currency Debt Fund	2.03%	—	1,458,990	(103,996)	132,316	3,566	18,625	135,781	1,490,876

Invesco Floating Rate Fund	5.68%	3,509,152	1,003,475	(429,179)	180,509	(85,780)	143,669	553,401	4,178,177

Invesco High Yield Fund	4.00%	2,989,060	432,745	(613,762)	186,237	(49,751)	179,927	699,413	2,944,529

Invesco International Total Return Fund	—%	2,299,377	485,575	(2,801,374)	(163,403)	179,825	29,709	—	—

Invesco Short Term Bond Fund	11.89%	7,563,696	1,606,418	(524,090)	168,907	(64,843)	157,853	1,000,010	8,750,088

Invesco U.S. Government Fund	12.88%	8,093,995	1,694,148	(732,053)	377,069	47,868	239,759	1,027,197	9,481,027

Total Fixed-Income Funds		39,201,440	8,720,720	(7,768,360)	1,930,258	(311,490)	1,273,721		41,772,568

Foreign Equity Funds—10.98%
Invesco Developing Markets Fund	3.24%	—	2,328,562	(6,312)	64,405	18	—	74,028	2,386,673

Invesco International Core Equity Fund	4.03%	3,521,598	560,851	(1,104,043)	366,510	(381,700)	—	279,285	2,963,216

Invesco International Growth Fund	3.71%	1,795,591	956,486	(139,491)	174,750	(56,625)	—	103,830	2,730,711

Total Foreign Equity Funds		5,317,189	3,845,899	(1,249,846)	605,665	(438,307)	—		8,080,600

Real Estate Funds—1.91%
Invesco Global Real Estate Fund	1.91%	—	1,376,000	(5,060)	32,902	(10)	—	137,093	1,403,832

Invesco Select Real Estate Income Fund	—%	1,924,045	225,430	(2,362,023)	11,597	200,951	57,442	—	—

Total Real Estate Funds		1,924,045	1,601,430	(2,367,083)	44,499	200,941	57,442		1,403,832

Money Market Funds—0.24%
Liquid Assets Portfolio	0.12%	—	202,692	(111,555)	—	—	4	91,137	91,137

Premier Portfolio	0.12%	—	202,692	(111,555)	—	—	2	91,137	91,137

Total Money Market Funds		—	405,384	(223,110)	—	—	6		182,274

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $72,245,949)	100.20%	$67,674,002	$30,086,702	$(26,949,094)	$5,028,073	$(2,095,923)	$1,331,169		$73,743,760

OTHER ASSETS LESS LIABILITIES	(0.20)%								(146,422)

NET ASSETS	100.00%								$73,597,338

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
          Each Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A. Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political
Invesco Allocation Funds

A.	Security Valuations — (continued)

and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
Invesco Conservative Allocation Fund	$121,649,515	$—	$—	$121,649,515
Invesco Growth Allocation Fund	452,686,168	—	—	452,686,168
Invesco Moderate Allocation Fund	555,388,376	—	—	555,388,376
Invesco Moderate Growth Allocation Fund	288,312,929	—	—	288,312,929
Invesco Moderately Conservative Allocation Fund	73,743,760	—	—	73,743,760
Invesco Allocation Funds

NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At September 30, 2010
	For the nine months ended					Net Unrealized
	September 30, 2010*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)

Invesco Conservative Allocation Fund	$45,650,153	$37,218,487	$126,818,666	$—	$(5,169,151)	$(5,169,151)

Invesco Growth Allocation Fund	248,768,422	263,745,553	461,147,494	4,636,283	(13,097,609)	(8,461,326)

Invesco Moderate Allocation Fund	266,842,440	273,945,881	566,926,330	3,471,271	(15,009,225)	(11,537,954)

Invesco Moderate Growth Allocation Fund	135,440,118	147,311,363	297,951,072	—	(9,638,143)	(9,638,143)

Invesco Moderately Conservative Allocation Fund	29,681,318	26,725,984	77,578,258	—	(3,834,498)	(3,834,498)

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the “Target Fund(s)” listed below would transfer all of its assets and liabilities to the “Acquiring Fund” listed below in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Target Fund(s)	Acquiring Fund

Invesco Moderate Growth Allocation Fund	Invesco Growth Allocation Fund
Invesco Van Kampen Asset Allocation Growth Fund	Invesco Growth Allocation Fund
Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund
Invesco Conservative Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco Van Kampen Asset Allocation Conservative Fund	Invesco Moderately Conservative Allocation Fund
Invesco Allocation Funds

Invesco Income Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	INCAL-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers—100.12%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	09/30/10	09/30/10

Domestic Equity Funds—22.53%
Invesco Diversified Dividend Fund	14.46%	$12,238,160	$992,523	$(1,929,110)	$953,150	$(443,457)	$186,022	1,043,398	$11,811,266
Invesco Utilities Fund	8.07%	6,220,628	906,534	(582,932)	201,498	(150,451)	138,452	452,351	6,595,277

Total Domestic Equity Funds		18,458,788	1,899,057	(2,512,042)	1,154,648	(593,908)	324,474		18,406,543

Fixed-Income Funds—65.39%
Invesco Core Bond Fund	17.38%	12,882,293	1,953,154	(1,287,970)	855,466	(206,926)	448,686	1,548,093	14,196,017
Invesco Floating Rate Fund	6.90%	5,540,695	600,634	(648,726)	290,809	(142,313)	221,322	747,165	5,641,099
Invesco High Yield Fund	14.41%	11,785,310	1,460,262	(2,012,184)	817,777	(278,956)	699,561	2,796,249	11,772,209
Invesco Income Fund	8.70%	6,464,366	825,291	(642,267)	642,329	(181,274)	262,513	1,380,281	7,108,445
Invesco International Total Return Fund	5.30%	3,705,509	787,044	(361,648)	174,753	26,427	47,526	361,610	4,332,085
Invesco Short Term Bond Fund	5.79%	4,270,475	829,335	(425,707)	113,628	(55,780)	87,118	540,794	4,731,951
Invesco U.S. Government Fund	6.91%	4,921,220	970,093	(497,554)	230,871	21,700	143,094	611,737	5,646,330

Total Fixed-Income Funds		49,569,868	7,425,813	(5,876,056)	3,125,633	(817,122)	1,909,820		53,428,136

Foreign Equity Funds—5.20%
Invesco International Core Equity Fund	5.20%	3,964,315	643,798	(370,508)	178,554	(169,862)	—	400,217	4,246,297
Real Estate Funds—7.00%
Invesco Select Real Estate Income Fund	7.00%	6,056,396	553,154	(1,543,963)	993,576	(341,544)	176,787	719,197	5,717,619

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $84,222,856)	100.12%	$78,049,367	$10,521,822	$(10,302,569)	$5,452,411	$(1,922,436)	$2,411,081		$81,798,595

OTHER ASSETS LESS LIABILITIES	(0.12)%								(97,154)

NET ASSETS	100.00%								$81,701,441

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A. Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco Income Allocation Fund

A. Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$81,798,595	$—	$—	$81,798,595

Invesco Income Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $10,521,822 and $10,302,569, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,782,168

Aggregate unrealized (depreciation) of investment securities	(9,728,705)

Net unrealized appreciation (depreciation) of investment securities	$(7,946,537)

Cost of investments for tax purposes is $89,745,132.
Invesco Income Allocation Fund

Invesco International Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	INTAL-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)
Invesco International Allocation Fund
Schedule of Investments in Affiliated Issuers—100.20%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	Appreciation	Gain (Loss)	Income	09/30/10	09/30/10
Foreign Equity Funds—100.02%
Invesco Developing Markets Fund	5.27%	$11,800,029	$203,218	$(3,045,298)	$1,531,421	$90,552	$—	328,161	$10,579,922
Invesco International Core Equity Fund	34.99%	75,611,068	5,832,164	(10,683,098)	4,150,005	(4,743,431)	—	6,613,262	70,166,708
Invesco International Growth Fund	22.28%	49,610,643	914,482	(7,737,327)	3,551,762	(1,664,244)	—	1,698,681	44,675,316
Invesco International Small Company Fund	10.68%	22,940,782	406,436	(4,399,441)	6,009,036	(3,546,414)	—	1,260,177	21,410,399
PowerShares International Dividend Achievers Portfolio — ETF	26.80%	58,834,851	1,788,980	(9,166,760)	4,201,744	(1,920,191)	781,986	3,670,671	53,738,624

Total Foreign Equity Funds		218,797,373	9,145,280	(35,031,924)	19,443,968	(11,783,728)	781,986		200,570,969

Money Market Funds—0.18%
Liquid Assets Portfolio	0.09%	811,914	3,359,426	(3,992,097)	—	—	236	179,243	179,243
Premier Portfolio	0.09%	811,914	3,359,426	(3,992,097)	—	—	114	179,243	179,243

Total Money Market Funds		1,623,828	6,718,852	(7,984,194)	—	—	350		358,486

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $236,395,325)	100.20%	$220,421,201	$15,864,132	$(43,016,118)	$19,443,968	$(11,783,728)	$782,336		$200,929,455

OTHER ASSETS LESS LIABILITIES	(0.20)%								(397,406)

NET ASSETS	100.00%								$200,532,049

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco International Allocation Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
               During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$200,929,455	$—	$—	$200,929,455
Invesco International Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $9,145,280 and $35,031,924, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,021,370

Aggregate unrealized (depreciation) of investment securities	(49,636,373)

Net unrealized appreciation (depreciation) of investment securities	$(48,615,003)

Cost of investments for tax purposes is $249,544,458.
Invesco International Allocation Fund

Invesco Basic Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	BVA-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.14%

Advertising—4.49%
Omnicom Group Inc.	1,322,256	$52,202,667

Aerospace & Defense—2.10%
Honeywell International Inc.	555,001	24,386,744

Apparel Retail—1.26%
TJX Cos., Inc. (The)	327,100	14,598,473

Asset Management & Custody Banks—1.90%
Bank of New York Mellon Corp. (The)	844,726	22,072,690

Brewers—3.59%
Molson Coors Brewing Co. -Class B	884,526	41,767,318

Cable & Satellite—5.73%
Comcast Corp. -Class A	1,680,182	30,377,690
Time Warner Cable Inc.	669,943	36,170,223

		66,547,913

Casinos & Gaming—1.33%
International Game Technology	1,071,868	15,488,493

Computer Hardware—4.31%
Dell Inc. (b)	1,157,806	15,005,166
Hewlett-Packard Co.	834,238	35,096,392

		50,101,558

Data Processing & Outsourced Services—0.83%
Western Union Co.	547,294	9,670,685

Department Stores—2.21%
Macy’s, Inc.	1,110,924	25,651,235

Diversified Banks—4.94%
Comerica Inc.	406,143	15,088,212
U.S. Bancorp	662,116	14,314,948
Wells Fargo & Co.	1,114,700	28,012,411

		57,415,571

General Merchandise Stores—1.41%
Target Corp.	306,200	16,363,328

Household Products—2.44%
Procter & Gamble Co. (The)	472,207	28,318,254

Hypermarkets & Super Centers—3.24%
Wal-Mart Stores, Inc.	704,134	37,685,252

Industrial Conglomerates—2.64%
General Electric Co.	964,674	15,675,953
Tyco International Ltd.	407,580	14,970,413

		30,646,366

Industrial Machinery—2.79%
Illinois Tool Works Inc.	690,518	32,468,156

Integrated Oil & Gas—10.71%
Chevron Corp.	422,714	34,260,970
Exxon Mobil Corp.	398,746	24,638,515
Petroleo Brasileiro S.A. -ADR (Brazil)	676,438	24,534,406
Royal Dutch Shell PLC -ADR (United Kingdom)	680,088	41,009,307

		124,443,198

Internet Software & Services—1.72%
eBay Inc. (b)	819,449	19,994,556

Investment Banking & Brokerage—2.89%
Goldman Sachs Group, Inc. (The)	110,908	16,035,079
Morgan Stanley	709,690	17,515,149

		33,550,228

IT Consulting & Other Services—1.46%
Accenture PLC -Class A (Ireland)	398,679	16,939,871

Life & Health Insurance—2.87%
MetLife, Inc.	455,952	17,531,355
Torchmark Corp.	298,216	15,847,198

		33,378,553

Managed Health Care—1.52%
UnitedHealth Group Inc.	503,038	17,661,664

Movies & Entertainment—2.05%
Time Warner Inc.	776,676	23,805,119

Oil & Gas Drilling—1.63%
Noble Corp. (b)	560,631	18,943,722

Other Diversified Financial Services—6.60%
Bank of America Corp.	2,392,079	31,360,155
JPMorgan Chase & Co.	1,189,954	45,301,549

		76,661,704

Packaged Foods & Meats—2.16%
Kraft Foods Inc. -Class A	812,782	25,082,453

Pharmaceuticals—3.95%
Bristol-Myers Squibb Co.	803,147	21,773,315
Pfizer Inc.	1,408,006	24,175,463

		45,948,778

See accompanying notes which are an integral part of this schedule.
Invesco Basic Value Fund

	Shares	Value

Property & Casualty Insurance—10.70%
Allied World Assurance Co. Holdings, Ltd. (Bermuda)	313,361	$17,733,099
Aspen Insurance Holdings Ltd.	738,769	22,369,925
Chubb Corp. (The)	937,588	53,433,140
Travelers Cos., Inc. (The)	592,419	30,865,030

		124,401,194

Semiconductors—1.66%
Intel Corp.	1,001,957	19,267,633

Soft Drinks—1.20%
Coca-Cola Co. (The)	239,404	14,009,922

Steel—1.33%
POSCO -ADR (South Korea)	135,676	15,464,350

Wireless Telecommunication Services—1.48%
Vodafone Group PLC -ADR (United Kingdom)	693,396	17,203,155

Total Common Stocks & Other Equity Interests (Cost $1,043,540,624)		1,152,140,803

Money Market Funds—1.15%
Liquid Assets Portfolio — Institutional Class (c)	6,687,813	6,687,813
Premier Portfolio — Institutional Class (c)	6,687,813	6,687,813

Total Money Market Funds (Cost $13,375,626)		13,375,626

TOTAL INVESTMENTS—100.29% (Cost $1,056,916,250)		1,165,516,429

OTHER ASSETS LESS LIABILITIES—(0.29)%		(3,385,372)

NET ASSETS—100.00%		$1,162,131,057

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Basic Value Fund

A. Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.
Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Invesco Basic Value Fund

E. Foreign Currency Contracts — (continued)
Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,165,516,429	$—	$—	$1,165,516,429
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $1,049,032,674 and $1,261,505,854, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$54,562,585

Aggregate unrealized (depreciation) of investment securities	(23,287,847)

Net unrealized appreciation of investment securities	$31,274,738

Cost of investments for tax purposes is $1,134,241,691
Invesco Basic Value Fund

NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Value Opportunities Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Basic Value Fund

Invesco Global Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010
invesco.com/us          GEQ-QTR-1  09/10          Invesco Advisers, Inc.

Invesco Global Equity Fund
Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks—97.54%

Australia—3.42%

BHP Billiton Ltd.	85,724	$3,268,888
Commonwealth Bank of Australia	3,588	177,484
Rio Tinto Ltd.	11,043	819,540
Westpac Banking Corp.	60,192	1,352,280

		5,618,192

Bermuda—1.94%

Allied World Assurance Co. Holdings, Ltd.	8,400	475,356
Arch Capital Group Ltd. (a)	32,390	2,714,282

		3,189,638

Botswana—1.99%

Petrofac Ltd.	151,472	3,267,225

Canada—5.55%

ATCO Ltd. -Class I	12,200	640,607
Bank of Montreal	7,800	451,132
BCE Inc.	133,500	4,346,149
Canadian Imperial Bank of Commerce	8,000	580,708
Canadian Utilities Ltd. -Class A	3,100	150,297
George Weston Ltd.	19,100	1,466,302
Penn West Energy Trust	14,000	280,708
Rogers Communications, Inc. -Class B (b)	32,300	1,209,523

		9,125,426

Denmark—2.75%

Coloplast A.S. -Class B	4,519	539,073
Novo Nordisk A.S. -Class B	40,237	3,982,766

		4,521,839

Finland—0.88%

Fortum Oyj	55,368	1,450,337

France—2.11%

Sanofi-Aventis S.A.	47,296	3,156,250
Total S.A.	5,861	302,073

		3,458,323

Germany—2.37%

Deutsche Bank AG	3,381	185,041
Deutsche Lufthansa AG (a)	81,615	1,502,723
Hannover Rueckversicherung AG	26,028	1,197,229
RWE AG	15,001	1,011,922

		3,896,915

Hong Kong—2.52%

BOC Hong Kong (Holdings) Ltd.	360,000	1,141,370
Cheung Kong (Holdings) Ltd.	104,000	1,576,265
Swire Pacific Ltd. — Class A	103,500	1,425,958

		4,143,593

	Shares	Value

Italy—3.60%
Enel S.p.A.	39,034	$208,383
Eni S.p.A.	26,219	565,833
Mediaset S.p.A.	432,018	3,062,645
Terna — Rete Elettrica Nazionale S.p.A.	490,104	2,084,197

		5,921,058

Japan—9.95%

Canon Inc.	93,800	4,385,656
Chuo Mitsui Trust Holdings, Inc.	45,000	149,552
Daito Trust Construction Co., Ltd.	20,400	1,219,260
East Japan Railway Co.	5,300	319,942
Honda Motor Co., Ltd.	36,600	1,301,780
Hoya Corp.	21,100	515,600
Mizuho Financial Group, Inc.	753,400	1,094,053
Nissan Motor Co., Ltd.	351,900	3,081,823
Sekisui Chemical Co., Ltd.	73,000	442,532
Takeda Pharmaceutical Co., Ltd.	36,700	1,690,783
Tokio Marine Holdings, Inc.	79,700	2,154,105

		16,355,086

Luxembourg—0.27%

Tenaris S.A.	23,109	443,812

Netherlands—0.19%

STMicroelectronics N.V.	39,817	305,646

Norway—0.33%

Statoil A.S.A.	26,252	547,689

Singapore—0.59%

United Overseas Bank Ltd.	69,000	961,278

Spain—2.24%

Banco Bilbao Vizcaya Argentaria, S.A.	122,909	1,664,568
Banco Santander S.A.	158,450	2,007,589

		3,672,157

Sweden—3.10%

Alfa Laval A.B.	61,983	1,087,733
Nordea Bank A.B.	109,568	1,143,098
SKF A.B. -Class B	60,935	1,402,911
Svenska Handelsbanken A.B. -Class A	44,316	1,454,297

		5,088,039

Switzerland—3.06%

Banque Cantonale Vaudoise	501	256,720
Nestle S.A.	7,765	413,696
Novartis AG	60,458	3,484,004
Roche Holding AG	6,451	881,055

		5,035,475

United Kingdom—8.56%

AstraZeneca PLC	26,108	1,326,242
BHP Billiton PLC	108,812	3,474,569
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Fund

	Shares	Value

United Kingdom—(continued)

British American Tobacco PLC	92,042	$3,439,051
BT Group PLC	803,299	1,766,776
HSBC Holdings PLC	17,129	173,567
IG Group Holdings PLC	49,418	386,563
Mondi PLC	192,537	1,556,237
Next PLC	55,840	1,943,978

		14,066,983

United States—42.12%

American Express Co.	38,200	1,605,546
Amgen Inc. (a)	30,900	1,702,899
Apple Inc. (a)	2,000	567,500
Capital One Financial Corp.	27,700	1,095,535
Cardinal Health, Inc.	39,000	1,288,560
Chevron Corp.	70,034	5,676,256
Cimarex Energy Co.	5,300	350,754
Cisco Systems, Inc. (a)	32,300	707,370
Citigroup Inc. (a)	87,400	340,860
ConocoPhillips	35,280	2,026,130
D.R. Horton, Inc.	124,200	1,381,104
Del Monte Foods Co.	11,400	149,454
Exxon Mobil Corp.	69,765	4,310,779
Ford Motor Co. (a)	65,500	801,720
Forest Laboratories, Inc. (a)	15,400	476,322
Franklin Resources, Inc.	13,500	1,443,150
Gannett Co., Inc.	118,400	1,448,032
Gap, Inc. (The)	187,928	3,502,978
Goldman Sachs Group, Inc. (The)	7,308	1,056,591
Humana Inc. (a)	5,700	286,368
IAC/InterActiveCorp (a)	55,200	1,450,104
InterDigital, Inc. (a)	29,300	867,573
International Business Machines Corp.	33,741	4,526,018
Johnson & Johnson	26,464	1,639,709
Jones Apparel Group, Inc.	68,400	1,343,376
JPMorgan Chase & Co.	50,200	1,911,114
Lear Corp. (a)	20,300	1,602,279
Limited Brands, Inc.	125,900	3,371,602
M&T Bank Corp. (b)	12,500	1,022,625
Macy’s, Inc.	17,700	408,693
McDonald’s Corp.	25,311	1,885,923
Microsoft Corp.	172,997	4,236,696
Northrop Grumman Corp.	23,628	1,432,566
Oil States International, Inc. (a)	9,300	432,915
Oshkosh Corp. (a)	102,500	2,818,750
Peabody Energy Corp.	23,000	1,127,230
PPG Industries, Inc.	3,400	247,520
Procter & Gamble Co. (The)	19,337	1,159,640
R. R. Donnelley & Sons Co.	72,900	1,236,384
Sprint Nextel Corp. (a)	57,700	267,151
Time Warner Inc.	14,900	456,685
Travelers Cos., Inc. (The)	6,200	323,020
TRW Automotive Holdings Corp. (a)	34,100	1,417,196
U.S. Bancorp	10,100	218,362
UnitedHealth Group Inc.	56,500	1,983,715
Vishay Intertechnology, Inc. (a)	55,900	541,112
Walter Energy, Inc.	10,200	829,158

	Shares	Value

United States—(continued)
Wells Fargo & Co.	9,200	$231,196

		69,206,220

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—97.54% (Cost $154,919,915)		160,274,931

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.06%

Liquid Assets Portfolio -Institutional Class (Cost $1,736,080)(c)(d)	1,736,080	1,736,080

TOTAL INVESTMENTS—98.60% (Cost $156,655,995)		162,011,011
OTHER ASSETS LESS LIABILITIES—1.40%		2,308,485

NET ASSETS—100.00%		$164,319,496

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at September 30, 2010.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Equity Fund
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Global Equity Fund
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

Invesco Global Equity Fund

	Level 1	Level 2	Level 3	Total

Australia	$2,349,304	$3,268,888	$—	$5,618,192
Bermuda	3,189,638	—	—	3,189,638
Botswana	3,267,225	—	—	3,267,225
Canada	9,125,426	—	—	9,125,426
Denmark	—	4,521,839	—	4,521,839
Finland	—	1,450,337	—	1,450,337
France	302,073	3,156,250	—	3,458,323
Germany	1,382,270	2,514,645	—	3,896,915
Hong Kong	4,143,593	—	—	4,143,593
Italy	3,628,478	2,292,580	—	5,921,058
Japan	1,539,202	14,815,884	—	16,355,086
Luxembourg	—	443,812	—	443,812
Netherlands	—	305,646	—	305,646
Norway	547,689	—	—	547,689
Singapore	961,278	—	—	961,278
Spain	—	3,672,157	—	3,672,157
Sweden	—	5,088,039	—	5,088,039
Switzerland	1,551,471	3,484,004	—	5,035,475
United Kingdom	6,766,800	7,300,183	—	14,066,983
United States	70,942,300	—	—	70,942,300

	$109,696,747	$52,314,264	$—	$162,011,011

Futures*	31,537	—	—	31,537

Total Investments	$109,728,284	$52,314,264	$—	$162,042,548

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

CME E-Mini S&P 500 Index	32	December-2010/Long	$1,818,720	$38,720
Dow Jones EURO STOXX 50 Index	19	December-2010/Long	709,216	(12,431)
FTSE 100 Index	4	December-2010/Long	347,474	(786)
SGX NIKKEI 225 Index	8	December-2010/Long	449,874	6,034

Total			$3,325,284	$31,537

Invesco Global Equity Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $101,055,321 and $132,004,968, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,437,513
Aggregate unrealized (depreciation) of investment securities	(8,281,563)
Net unrealized appreciation of investment securities	$5,155,950

Cost of investments for tax purposes is $156,855,061.

Invesco Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010
invesco.com/us          MCCE-QTR-1  09/10          Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund
Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—77.62%

Aerospace & Defense—6.10%
Alliant Techsystems Inc. (b)	564,507	$42,563,828
Goodrich Corp.	250,657	18,480,941
ITT Corp.	1,151,251	53,913,084
Moog Inc. -Class A (b)	660,849	23,466,748
Precision Castparts Corp.	178,212	22,695,298

		161,119,899

Air Freight & Logistics—0.85%
Expeditors International of Washington, Inc.	483,297	22,342,820

Apparel Retail—1.52%
American Eagle Outfitters, Inc.	2,318,402	34,683,294
Gymboree Corp. (The) (b)	128,637	5,343,581

		40,026,875

Apparel, Accessories & Luxury Goods—1.30%
Carter’s, Inc. (b)	1,303,518	34,321,629

Application Software—0.50%
Adobe Systems Inc. (b)	502,212	13,132,844

Asset Management & Custody Banks—3.69%
Legg Mason, Inc.	1,499,174	45,439,964
Northern Trust Corp.	1,078,579	52,030,651

		97,470,615

Automotive Retail—0.21%
Pep Boys (The)-Manny, Moe & Jack	533,982	5,649,530

Biotechnology—1.83%
Biogen Idec Inc. (b)	521,467	29,264,728
Genzyme Corp. (b)	269,150	19,053,129

		48,317,857

Communications Equipment—1.68%
Motorola, Inc. (b)	5,213,475	44,470,942

Computer & Electronics Retail—0.25%
Best Buy Co., Inc.	160,308	6,545,376

Construction & Engineering—0.79%
Chicago Bridge & Iron Co. N.V. -New York Shares(b)	854,076	20,882,158

Construction, Farm Machinery & Heavy Trucks—1.21%
Terex Corp. (b)	870,780	19,958,278

	Shares	Value

Construction, Farm Machinery & Heavy Trucks—(continued)
WABCO Holdings Inc. (b)	286,296	$12,007,254

		31,965,532

Data Processing & Outsourced Services—0.81%
Western Union Co.	1,207,168	21,330,659

Education Services—0.55%
Apollo Group, Inc. -Class A (b)	283,050	14,534,618

Electric Utilities—0.86%
Edison International	663,708	22,824,918

Electrical Components & Equipment—1.33%
Cooper Industries PLC (Ireland)	256,842	12,567,279
Thomas & Betts Corp. (b)	549,277	22,531,343

		35,098,622

Electronic Equipment & Instruments—1.26%
Agilent Technologies, Inc. (b)	996,160	33,241,859

Electronic Manufacturing Services—0.66%
Molex Inc. (c)	828,283	17,335,963

Environmental & Facilities Services—1.35%
Republic Services, Inc.	1,172,621	35,753,214

Fertilizers & Agricultural Chemicals—0.75%
Scotts Miracle-Gro Co. (The) -Class A	383,764	19,852,112

Food Retail—3.20%
Kroger Co. (The)	738,934	16,005,310
Safeway Inc.	3,041,836	64,365,250
Winn-Dixie Stores, Inc. (b)	568,483	4,053,284

		84,423,844

Health Care Equipment—6.42%
Boston Scientific Corp. (b)	9,071,139	55,606,082
Hologic, Inc. (b)	2,929,949	46,908,483
Hospira, Inc. (b)	315,220	17,970,692
Teleflex Inc.	183,282	10,406,752
Zimmer Holdings, Inc. (b)	739,896	38,718,758

		169,610,767

Health Care Facilities—0.89%
Rhoen-Klinikum AG (Germany)	710,567	15,678,668
VCA Antech, Inc. (b)	369,074	7,783,771

		23,462,439

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Health Care Services—2.99%
DaVita, Inc. (b)	459,677	$31,731,503
Laboratory Corp. of America Holdings (b)	232,805	18,258,896
Quest Diagnostics Inc.	576,093	29,075,414

		79,065,813

Hypermarkets & Super Centers—1.43%
BJ’s Wholesale Club, Inc. (b)	910,851	37,800,316

Industrial Conglomerates—0.50%
Tyco International Ltd.	362,202	13,303,679

Industrial Machinery—1.15%
Actuant Corp. -Class A	520,000	11,939,200
Parker Hannifin Corp.	262,060	18,359,924

		30,299,124

Insurance Brokers—1.48%
Marsh & McLennan Cos., Inc.	1,617,276	39,008,697

Investment Banking & Brokerage—0.19%
Charles Schwab Corp. (The)	370,341	5,147,740

IT Consulting & Other Services—1.29%
Amdocs Ltd. (b)	1,185,389	33,973,249

Leisure Products—0.52%
Hasbro, Inc.	306,166	13,627,449

Life & Health Insurance—0.69%
Torchmark Corp.	344,161	18,288,716

Life Sciences Tools & Services—2.67%
Furiex Pharmaceuticals Inc. (b)	—	1
Pharmaceutical Product Development, Inc.	1,351,956	33,514,989
Techne Corp.	217,106	13,401,953
Waters Corp. (b)	332,190	23,512,408

		70,429,351

Managed Health Care—1.60%
Aetna Inc.	1,334,503	42,183,640

Marine—0.64%
Kirby Corp. (b)	423,807	16,977,708

Metal & Glass Containers—0.61%
Owens-Illinois, Inc. (b)	570,089	15,996,697

Mortgage REIT’s—0.21%
Annaly Capital Management Inc.	316,700	5,573,920

Multi-Sector Holdings—0.17%
PICO Holdings, Inc. (b)	149,488	4,463,712

	Shares	Value

Office Services & Supplies—0.96%
Pitney Bowes Inc.	1,185,295	$25,341,607

Oil & Gas Equipment & Services—3.50%
Baker Hughes Inc.	1,053,967	44,898,994
Cameron International Corp. (b)	472,347	20,292,027
Dresser-Rand Group, Inc. (b)	528,033	19,479,137
National Oilwell Varco Inc.	177,723	7,903,342

		92,573,500

Oil & Gas Exploration & Production—0.69%
Newfield Exploration Co. (b)	319,145	18,331,689

Oil & Gas Refining & Marketing—0.52%
Valero Energy Corp.	783,628	13,721,326

Oil & Gas Storage & Transportation—1.15%
Williams Cos., Inc. (The)	1,588,471	30,355,681

Paper Packaging—0.50%
Sealed Air Corp.	593,303	13,337,451

Pharmaceuticals—0.65%
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	325,439	17,166,907

Property & Casualty Insurance—1.73%
Progressive Corp. (The)	2,193,344	45,775,089

Research & Consulting Services—0.54%
Dun & Bradstreet Corp. (The)	191,125	14,170,008

Restaurants—0.45%
Darden Restaurants, Inc.	276,622	11,833,889

Semiconductor Equipment—0.37%
FormFactor Inc. (b)	1,140,737	9,810,338

Semiconductors—2.35%
Linear Technology Corp.	1,191,423	36,612,429
Microchip Technology Inc. (c)	425,723	13,388,988
Xilinx, Inc.	449,061	11,949,513

		61,950,930

Specialized Consumer Services—0.71%
H&R Block, Inc.	1,445,599	18,720,507

Specialized Finance—0.52%
Moody’s Corp.	546,201	13,644,101

Specialty Chemicals—3.05%
International Flavors & Fragrances Inc.	775,881	37,645,746
Sigma-Aldrich Corp.	711,050	42,933,199

		80,578,945

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value
Systems Software—2.84%
CA, Inc.	126,137	$2,664,013
Symantec Corp. (b)	4,769,015	72,345,958

		75,009,971

Thrifts & Mortgage Finance—2.08%
People’s United Financial Inc.	4,202,535	55,011,183

Wireless Telecommunication Services—0.86%
MetroPCS Communications, Inc. (b)	2,164,472	22,640,377

Total Common Stocks & Other Equity Interests (Cost $1,881,998,069)		2,049,828,402

Money Market Funds—22.14%
Liquid Assets Portfolio — Institutional Class (d)	292,257,649	292,257,649
Premier Portfolio — Institutional Class (d)	292,257,649	292,257,649

Total Money Market Funds (Cost $584,515,298)		584,515,298

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.76% (Cost $2,466,513,367)		2,634,343,700

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.76%
Liquid Assets Portfolio -Institutional Class (Cost $20,165,560)(d)(e)	20,165,560	20,165,560

TOTAL INVESTMENTS—100.52% (Cost $2,486,678,927)		2,654,509,260

OTHER ASSETS LESS LIABILITIES—(0.52)%		(13,728,907)

NET ASSETS—100.00%		$2,640,780,353

Investment Abbreviations:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Mid Cap Core Equity Fund
A.	Security Valuations-(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on

Invesco Mid Cap Core Equity Fund
E.	Foreign Currency Translations-(continued)
securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,654,509,260	$—	$—	$2,654,509,260

Invesco Mid Cap Core Equity Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $1,257,710,160 and $1,133,047,696, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$253,634,412
Aggregate unrealized (depreciation) of investment securities	(90,484,877)

Net unrealized appreciation of investment securities	$163,149,535

Cost of investments for tax purposes is $2,491,359,725

Invesco Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	SCG-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—100.12%

Advertising—0.76%
National CineMedia, Inc.	623,781	$11,165,680

Aerospace & Defense—2.57%
Hexcel Corp. (b)	678,992	12,079,267
TransDigm Group, Inc.	411,256	25,518,435

		37,597,702

Air Freight & Logistics—1.63%
Forward Air Corp.	409,592	10,649,392
Hub Group, Inc. — Class A (b)	452,161	13,230,231

		23,879,623

Airlines—0.35%
Continental Airlines, Inc. — Class B (b)(c)	207,989	5,166,447

Apparel Retail—1.17%
Chico’s FAS, Inc.	748,927	7,878,712
Gymboree Corp. (The) (b)	221,452	9,199,116

		17,077,828

Apparel, Accessories & Luxury Goods—1.66%
Maidenform Brands, Inc. (b)	420,143	12,121,125
Warnaco Group, Inc. (The) (b)	237,483	12,142,506

		24,263,631

Application Software—7.56%
ANSYS, Inc. (b)	261,194	11,035,446
Aspen Technology, Inc. (b)	933,725	9,682,728
Fair Isaac Corp.	120,667	2,975,648
Informatica Corp. (b)	758,609	29,138,172
Lawson Software, Inc. (b)	1,564,085	13,247,800
NICE Systems Ltd. — ADR (Israel) (b)	426,038	13,330,729
Quest Software, Inc. (b)	642,640	15,802,518
SuccessFactors, Inc. (b)	615,557	15,456,636

		110,669,677

Asset Management & Custody Banks—1.56%
Affiliated Managers Group, Inc. (b)	177,146	13,819,159
Federated Investors, Inc. — Class B (c)	395,475	9,001,011

		22,820,170

Auto Parts & Equipment—1.44%
TRW Automotive Holdings Corp. (b)	507,218	21,079,980

Automotive Retail—0.78%
Group 1 Automotive, Inc. (b)(c)	380,013	11,354,788

Biotechnology—3.60%
Acorda Therapeutics Inc. (b)	382,377	12,626,089
BioMarin Pharmaceutical Inc. (b)	562,869	12,580,122
Martek Biosciences Corp. (b)	517,450	11,709,894
United Therapeutics Corp. (b)	282,250	15,808,822

		52,724,927

Casinos & Gaming—1.69%
Penn National Gaming, Inc. (b)	468,847	13,882,560
WMS Industries Inc. (b)	285,590	10,872,411

		24,754,971

Commodity Chemicals—0.53%
Calgon Carbon Corp. (b)	532,022	7,714,319

Communications Equipment—4.15%
Ciena Corp. (b)	737,019	11,475,386
F5 Networks, Inc. (b)	157,936	16,395,336
Finisar Corp. (b)	384,477	7,224,323
Harmonic Inc. (b)	1,428,680	9,829,318
Polycom, Inc. (b)	582,028	15,877,724

		60,802,087

Construction, Farm Machinery & Heavy Trucks—2.73%
Bucyrus International, Inc.	253,458	17,577,312
Lindsay Corp. (c)	175,845	7,617,606
Wabtec Corp.	310,076	14,818,532

		40,013,450

Data Processing & Outsourced Services—1.46%
Alliance Data Systems Corp. (b)(c)	165,632	10,809,144
Global Payments Inc.	245,194	10,516,371

		21,325,515

Electric Utilities—1.09%
ITC Holdings Corp.	257,387	16,022,341

Electrical Components & Equipment—1.14%
Regal—Beloit Corp.	283,498	16,638,498

Electronic Equipment & Instruments—1.35%
Cogent Inc. (b)	729,857	7,765,679
Coherent, Inc. (b)	300,535	12,024,405

		19,790,084

Environmental & Facilities Services—1.01%
Fuel Tech, Inc. (b)(c)	615,925	3,861,850
Tetra Tech, Inc. (b)	520,436	10,913,543

		14,775,393

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value

Footwear—0.90%
Steven Madden, Ltd. (b)	319,832	$13,132,302

General Merchandise Stores—0.92%
Big Lots, Inc. (b)	405,348	13,477,821

Health Care Distributors—0.74%
PSS World Medical, Inc. (b)	503,799	10,771,223

Health Care Equipment—4.17%
American Medical Systems Holdings, Inc. (b)	614,576	12,033,398
Gen—Probe Inc. (b)	237,733	11,520,541
Insulet Corp. (b)(c)	503,941	7,125,726
NuVasive, Inc. (b)(c)	204,481	7,185,462
Sirona Dental Systems, Inc. (b)	321,688	11,593,636
Zoll Medical Corp. (b)	360,084	11,619,911

		61,078,674

Health Care Facilities—1.32%
Health Management Associates, Inc. —Class A (b)	1,300,088	9,958,674
VCA Antech, Inc. (b)	445,913	9,404,305

		19,362,979

Health Care Services—2.51%
Chemed Corp.	290,068	16,525,174
MEDNAX, Inc. (b)	243,495	12,978,284
RehabCare Group, Inc. (b)	355,969	7,197,693

		36,701,151

Health Care Supplies—0.65%
Meridian Bioscience, Inc.	434,914	9,515,918

Health Care Technology—1.82%
Allscripts Healthcare Solutions, Inc. (b)	786,729	14,530,885
Quality Systems, Inc. (c)	182,472	12,099,718

		26,630,603

Homefurnishing Retail—1.12%
Williams—Sonoma, Inc.	518,496	16,436,323

Hotels, Resorts & Cruise Lines—0.78%
Choice Hotels International, Inc.	315,110	11,488,911

Household Products—1.02%
Church & Dwight Co., Inc.	229,432	14,899,314

Industrial Machinery—0.69%
Kaydon Corp.	292,769	10,129,807

Insurance Brokers—0.52%
Brown & Brown, Inc.	380,415	7,680,579

Internet Software & Services—2.71%
GSI Commerce, Inc. (b)	423,477	10,459,882
Knot, Inc. (The) (b)	891,283	8,137,414
Open Text Corp. (Canada) (b)(c)	258,163	12,143,987
VistaPrint N.V. (Netherlands) (b)(c)	231,162	8,934,411

		39,675,694

Investment Banking & Brokerage—1.89%
Greenhill & Co., Inc. (c)	160,986	12,769,410
optionsXpress Holdings Inc. (b)	453,429	6,964,669
Stifel Financial Corp. (b)	171,880	7,956,325

		27,690,404

IT Consulting & Other Services—0.75%
SRA International, Inc. — Class A (b)	556,956	10,983,172

Leisure Products—0.64%
Pool Corp. (c)	463,113	9,294,678

Life Sciences Tools & Services—2.29%
PAREXEL International Corp. (b)	495,264	11,455,456
PerkinElmer, Inc.	507,050	11,733,137
Techne Corp.	167,060	10,312,614

		33,501,207

Metal & Glass Containers—1.12%
Greif Inc. — Class A	278,959	16,413,948

Movies & Entertainment—0.65%
DreamWorks Animation SKG, Inc. —Class A (b)	300,295	9,582,413

Office REIT’s—0.76%
BioMed Realty Trust, Inc.	620,316	11,116,063

Oil & Gas Drilling—0.79%
Patterson—UTI Energy, Inc.	675,926	11,544,816

Oil & Gas Equipment & Services—1.74%
Dril—Quip, Inc. (b)	198,372	12,320,885
FMC Technologies, Inc. (b)	191,623	13,085,935

		25,406,820

Oil & Gas Exploration & Production—2.69%
Bill Barrett Corp. (b)	303,961	10,942,596
Carrizo Oil & Gas, Inc. (b)	451,480	10,808,431
Goodrich Petroleum Corp. (b)(c)	377,224	5,496,154
SandRidge Energy Inc. (b)	2,140,254	12,156,643

		39,403,824

Packaged Foods & Meats—1.25%
Diamond Foods, Inc. (c)	243,097	9,964,546
Ralcorp Holdings, Inc. (b)	141,904	8,298,546

		18,263,092

Personal Products—0.84%
Nu Skin Enterprises, Inc. — Class A	425,305	12,248,784

Pharmaceuticals—3.01%
Medicis Pharmaceutical Corp. — Class A	456,738	13,542,281
Perrigo Co.	202,672	13,015,596
Valeant Pharmaceuticals International, Inc. (c)	695,596	17,424,680

		43,982,557

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value

Property & Casualty Insurance—0.87%
ProAssurance Corp. (b)	222,077	$12,789,414

Regional Banks—3.13%
City National Corp.	212,498	11,277,269
Cullen/Frost Bankers, Inc.	196,737	10,598,222
Huntington Bancshares Inc.	1,862,371	10,559,644
SVB Financial Group (b)	317,057	13,417,852

		45,852,987

Research & Consulting Services—1.26%
CoStar Group Inc. (b)(c)	377,782	18,401,761

Restaurants—4.37%
Brinker International, Inc.	626,425	11,814,375
Buffalo Wild Wings Inc. (b)(c)	242,404	11,608,728
Darden Restaurants, Inc.	267,534	11,445,104
Jack in the Box Inc. (b)	567,180	12,160,339
P.F. Chang’s China Bistro, Inc. (c)	366,423	16,928,743

		63,957,289

Security & Alarm Services—0.97%
Corrections Corp. of America (b)	574,084	14,168,393

Semiconductor Equipment—1.22%
Advanced Energy Industries, Inc. (b)	810,170	10,580,820
Cymer, Inc. (b)	196,569	7,288,779

		17,869,599

Semiconductors—4.03%
Hittite Microwave Corp. (b)	258,679	12,326,054
Microsemi Corp. (b)	631,255	10,826,023
ON Semiconductor Corp. (b)	1,270,790	9,162,396
Power Integrations, Inc.	278,902	8,866,295
Semtech Corp. (b)	327,120	6,604,553
Volterra Semiconductor Corp. (b)	520,229	11,195,328

		58,980,649

Specialty Stores—1.00%
Tractor Supply Co.	368,314	14,607,333

Steel—0.59%
Carpenter Technology Corp.	255,521	8,613,613

Systems Software—2.52%
CommVault Systems, Inc. (b)	481,654	12,537,454
MICROS Systems, Inc. (b)	337,744	14,296,703
Websense, Inc. (b)	570,555	10,121,646

		36,955,803

Technology Distributors—0.68%
Tech Data Corp. (b)	246,829	9,947,209

Trading Companies & Distributors—0.62%
Watsco, Inc.	161,824	9,010,360

Trucking—1.09%
Knight Transportation, Inc.	823,646	15,921,077

Wireless Telecommunication Services—1.25%
SBA Communications Corp. — Class A (b)	452,482	18,235,025

Total Common Stocks & Other Equity Interests (Cost $1,218,626,848)		1,465,360,700

Money Market Funds—1.13%
Liquid Assets Portfolio — Institutional Class (d)	8,217,284	8,217,284
Premier Portfolio — Institutional Class (d)	8,217,284	8,217,284

Total Money Market Funds (Cost $16,434,568)		16,434,568

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—101.25% (Cost $1,235,061,416)		1,481,795,268

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—5.90%
Liquid Assets Portfolio — Institutional Class (Cost $86,381,816) (d)(e)	86,381,816	86,381,816

TOTAL INVESTMENTS—107.15% (Cost $1,321,443,232)		1,568,177,084

OTHER ASSETS LESS LIABILITIES—(7.15)%		(104,610,345)

NET ASSETS—100.00%		$1,463,566,739

Investment Abbreviations:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.

Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Small Cap Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,568,177,084	$—	$—	$1,568,177,084
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $323,856,100 and $260,787,062, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$328,784,375

Aggregate unrealized (depreciation) of investment securities	(82,486,526)

Net unrealized appreciation of investment securities	$246,297,849

Cost of investments for tax purposes is $1,321,879,235.
Invesco Small Cap Growth Fund

Invesco Van Kampen Harbor Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-HAR-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Convertible Corporate Obligations 85.9%
	Advertising 0.9%
$2,580	Interpublic Group of Cos., Inc.	4.250%	03/15/23	$2,805,750

	Aerospace & Defense 1.0%
3,100	AAR Corp.	1.750	02/01/26	2,952,750

	Alternative Carriers 0.6%
730	Globalstar, Inc.	5.750	04/01/28	591,300
1,022	Level 3 Communications, Inc.	6.500	10/01/16	1,050,105

				1,641,405

	Apparel Retail 0.8%
2,733	Charming Shoppes, Inc.	1.125	05/01/14	2,271,806

	Application Software 3.1%
1,692	Cadence Design Systems, Inc. (a)	2.625	06/01/15	2,011,365
1,320	Concur Technologies, Inc. (a)	2.500	04/15/15	1,514,700
2,323	Nuance Communications, Inc.	2.750	08/15/27	2,534,974
2,245	Salesforce.com, Inc. (a)	0.750	01/15/15	3,224,381

				9,285,420

	Asset Management & Custody Banks 0.7%
1,863	Janus Capital Group, Inc.	3.250	07/15/14	2,133,135

	Auto Parts & Equipment 1.0%
1,700	BorgWarner, Inc.	3.500	04/15/12	2,839,000

	Automobile Manufacturers 0.8%
1,615	Ford Motor Co.	4.250	11/15/16	2,418,462

	Automotive Retail 0.9%
2,503	Sonic Automotive, Inc.	5.000	10/01/29	2,662,566

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Biotechnology 6.6%
$488	Alexion Pharmaceuticals, Inc.	1.375%	02/01/12	$1,997,750
1,725	Amgen, Inc.	0.375	02/01/13	1,718,531
2,555	Amylin Pharmaceuticals, Inc.	3.000	06/15/14	2,337,825
1,619	BioMarin Pharmaceuticals, Inc.	1.875	04/23/17	2,019,703
4,111	Gilead Sciences, Inc. (a)	1.625	05/01/16	4,213,775
1,385	Incyte Corp., Ltd.	4.750	10/01/15	2,785,581
1,330	Invitrogen Corp.	1.500	02/15/24	1,507,888
817	Isis Pharmaceuticals, Inc.	2.625	02/15/27	777,171
2,440	Theravance, Inc.	3.000	01/15/15	2,461,350

				19,819,574

	Brewers 1.2%
3,300	Molson Coors Brewing Co.	2.500	07/30/13	3,724,875

	Broadcasting & Cable TV 0.9%
3,000	Central European Media Enterprises Ltd. (Bermuda) (a)	3.500	03/15/13	2,587,500

	Broadcasting — Diversified 0.6%
1,610	XM Satellite Radio, Inc. (a)	7.000	12/01/14	1,762,950

	Cable & Satellite 1.3%
2,650	Virgin Media, Inc.	6.500	11/15/16	3,915,375

	Casinos & Gaming 1.3%
1,628	International Game Technology	3.250	05/01/14	1,778,590
2,425	MGM Resorts International (a)	4.250	04/15/15	2,246,156

				4,024,746

	Coal & Consumable Fuels 1.4%
3,350	Massey Energy Co.	3.250	08/01/15	2,989,875
1,075	Peabody Energy Corp.	4.750	12/15/66	1,204,000

				4,193,875

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Communications Equipment 3.8%
$1,500	ADC Telecommunications, Inc.	3.500%	07/15/15	$1,494,375
3,010	Arris Group, Inc.	2.000	11/15/26	2,946,037
3,320	Ciena Corp. (a)	4.000	03/15/15	3,581,450
2,204	CommScope, Inc.	3.250	07/01/15	2,515,315
1,100	Powerwave Technologies, Inc.	3.875	10/01/27	841,500

				11,378,677

	Computer Storage & Peripherals 4.5%
2,750	EMC Corp.	1.750	12/01/11	3,623,125
1,180	EMC Corp.	1.750	12/01/13	1,629,875
1,955	NetApp, Inc.	1.750	06/01/13	3,189,094
5,360	SanDisk Corp.	1.000	05/15/13	4,944,600

				13,386,694

	Construction & Farm Machinery & Heavy Trucks 2.0%
1,500	ArvinMeritor, Inc. (b)	4.625/0.000	03/01/26	1,584,375
1,100	Terex Corp.	4.000	06/01/15	1,731,125
1,790	Titan International, Inc. (a)	5.625	01/15/17	2,649,200

				5,964,700

	Construction Materials 1.0%
2,960	Cemex SAB de CV (Mexico) (a)	4.875	03/15/15	2,863,800

	Consumer Products 0.3%
700	Sotheby’s	3.125	06/15/13	882,875

	Data Processing & Outsourced Services 0.6%
1,815	Alliance Data Systems Corp.	1.750	08/01/13	1,885,331

	Department Stores 1.1%
3,495	Saks, Inc.	2.000	03/15/24	3,245,981

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified REIT’s 0.5%
$938	Digital Realty Trust, LP (a)	5.500%	04/15/29	$1,439,830

	Electrical Components & Equipment 0.8%
1,000	Suntech Power Holdings Co., Ltd. (Cayman Islands)	3.000	03/15/13	867,500
1,360	Yingli Green Energy Holding Co., Ltd. (Cayman Islands)	*	12/15/12	1,570,800

				2,438,300

	Electronic Manufacturing Services 0.4%
1,250	TTM Technologies, Inc.	3.250	05/15/15	1,207,813

	Environmental & Facilities Services 0.5%
1,650	Covanta Holding Corp.	1.000	02/01/27	1,602,562

	Equipment Retail 0.8%
1,650	United Rentals, Inc.	4.000	11/15/15	2,501,813

	Gold 1.4%
1,970	Newmont Mining Corp.	3.000	02/15/12	2,814,638
1,446	Northgate Minerals Corp.	3.500	10/01/16	1,445,926

				4,260,564

	Health Care 0.3%
700	Life Technologies Corp.	3.250	06/15/25	783,125

	Health Care Equipment 4.6%
2,580	Hologic, Inc. (b)	2.000/0.000	12/15/37	2,399,400
1,400	Insulet Corp.	5.375	06/15/13	1,401,750
1,111	Kinetic Concepts, Inc. (a)	3.250	04/15/15	1,117,944
2,430	Medtronic, Inc.	1.625	04/15/13	2,439,112
2,220	Teleflex, Inc.	3.875	08/01/17	2,411,475
730	Volcano Corp.	2.875	09/01/15	813,037
3,350	Wright Medical Group, Inc.	2.625	12/01/14	2,994,063

				13,576,781

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care Facilities 1.7%
$4,000	LifePoint Hospitals, Inc.	3.500%	05/15/14	$4,000,000
1,050	NovaMed, Inc.	1.000	06/15/12	941,063

				4,941,063

	Health Care Services 1.1%
3,350	Chemed Corp.	1.875	05/15/14	3,224,375

	Homebuilding 0.9%
2,400	DR Horton, Inc.	2.000	05/15/14	2,646,000

	Hotels, Resorts & Cruise Lines 0.3%
640	Gaylord Entertainment Co. (a)	3.750	10/01/14	838,400

	Household Appliances 0.8%
2,150	Stanley Black & Decker, Inc. (c)	0.000	05/17/12	2,404,775

	Industrial Conglomerates 0.9%
2,800	ProLogis — REIT	3.250	03/15/15	2,758,000

	Internet Retail 2.7%
1,650	GSI Commerce, Inc.	2.500	06/01/27	1,790,250
3,080	Priceline.com, Inc. (a)	1.250	03/15/15	4,107,950
2,000	VeriSign, Inc.	3.250	08/15/37	2,167,500

				8,065,700

	Internet Software & Services 2.3%
3,300	Equinix, Inc.	2.500	04/15/12	3,568,125
2,100	Symantec Corp.	1.000	06/15/13	2,270,625
1,050	Terremark Worldwide, Inc.	6.625	06/15/13	1,161,562

				7,000,312

	Investment Banking & Brokerage 0.9%
1,311	Jefferies Group, Inc.	3.875	11/01/29	1,325,749
1,500	Knight Capital Group, Inc. (a)	3.500	03/15/15	1,377,187

				2,702,936

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	IT Consulting & Other Services 0.6%
$1,750	CACI International, Inc.	2.125%	05/01/14	$1,855,000

	Life & Health Insurance 0.4%
1,095	American Equity Investment Life Holding Co. (a)	3.500	09/15/15	1,138,800

	Life Sciences Tools & Services 1.0%
2,800	Nektar Therapeutics	3.250	09/28/12	2,863,000

	Managed Health Care 0.5%
1,380	AMERIGROUP Corp.	2.000	05/15/12	1,590,450

	Marine 0.5%
1,450	DryShips, Inc. (Marshall Islands)	5.000	12/01/14	1,366,625

	Metal & Glass Containers 0.4%
1,110	Owens-Brockway Glass Container, Inc. (a)	3.000	06/01/15	1,093,350

	Movies & Entertainment 0.5%
1,400	Liberty Media LLC	3.125	03/30/23	1,548,750

	Oil & Gas Drilling 1.3%
2,450	Nabors Industries, Inc.	0.940	05/15/11	2,440,812
1,350	Transocean, Inc., Ser B (Cayman Islands)	1.500	12/15/37	1,328,063

				3,768,875

	Oil & Gas Equipment & Services 1.7%
750	Exterran Holdings, Inc.	4.250	06/15/14	901,875
1,080	Newpark Resources, Inc.	4.000	10/01/17	1,146,150
3,105	SESI LLC (b)	1.500/1.250	12/15/26	3,023,494

				5,071,519

	Oil & Gas Exploration & Production 1.2%
2,700	Chesapeake Energy Corp.	2.500	05/15/37	2,362,500

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Exploration & Production (continued)
$1,100	St Mary Land & Exploration Co.	3.500%	04/01/27	$1,168,750

				3,531,250

	Other Diversified Financial Services 0.9%
2,200	MF Global Holdings Ltd.	9.000	06/20/38	2,560,250

	Packaged Foods & Meats 0.8%
2,200	Smithfield Foods, Inc.	4.000	06/30/13	2,332,000

	Paper & Related Products 0.3%
750	Rayonier TRS Holdings, Inc.	3.750	10/15/12	824,063

	Pharmaceuticals 4.1%
1,330	Cephalon, Inc.	2.500	05/01/14	1,502,900
2,900	Endo Pharmaceuticals Holdings, Inc.	1.750	04/15/15	3,693,875
1,825	King Pharmaceuticals, Inc.	1.250	04/01/26	1,715,500
1,400	Mylan Labs, Inc.	1.250	03/15/12	1,457,750
1,190	Teva Pharmaceutical Industries Ltd., Ser D (Netherlands Antilles)	1.750	02/01/26	1,395,275
2,450	Viropharma, Inc.	2.000	03/15/17	2,569,437

				12,334,737

	Property & Casualty Insurance 0.5%
1,150	Old Republic International Corp.	8.000	05/15/12	1,502,188

	Rental Auto Equipment 1.1%
3,000	Avis Budget Group, Inc.	3.500	10/01/14	3,135,000

	Retailers 1.1%
3,300	Iconix Brand Group, Inc.	1.875	06/30/12	3,221,625

	Semiconductors 5.0%
1,085	Advanced Micro Devices, Inc.	5.750	08/15/12	1,109,412
1,521	Advanced Micro Devices, Inc.	6.000	05/01/15	1,503,889

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Semiconductors (continued)
$2,300	Intel Corp.	2.950%	12/15/35	$2,285,625
3,250	Intel Corp. (a)	2.950	12/15/35	3,229,688
3,100	Micron Technology, Inc.	1.875	06/01/14	2,770,625
2,600	ON Semiconductor Corp. (a)	2.625	12/15/26	2,635,750
1,330	Xilinx, Inc. (a)	2.625	06/15/17	1,512,875

				15,047,864

	Steel 1.4%
1,448	Allegheny Technologies, Inc.	4.250	06/01/14	1,972,900
1,900	Steel Dynamics, Inc.	5.125	06/15/14	2,158,875

				4,131,775

	Systems Software 1.4%
2,100	Rovi Corp. (a)	2.625	02/15/40	2,614,500
1,831	TeleCommunication Systems, Inc. (a)	4.500	11/01/14	1,583,815

				4,198,315

	Technology Distributors 1.2%
1,950	Anixter International, Inc.	1.000	02/15/13	2,052,375
1,440	SYNNEX Corp. (a)	4.000	05/15/18	1,675,374

				3,727,749

	Thrifts & Mortgage Finance 0.8%
740	MGIC Investment Corp.	5.000	05/01/17	811,225
1,980	PMI Group, Inc.	4.500	04/15/20	1,705,275

				2,516,500

	Wireless Telecommunication Services 1.9%
1,400	Leap Wireless International, Inc.	4.500	07/15/14	1,251,250
4,045	SBA Communications Corp.	1.875	05/01/13	4,560,737

				5,811,987

	Total Convertible Corporate Obligations 85.9%			256,211,268

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Description	Shares	Value

Convertible Preferred Stocks 12.2%
Diversified Banks 0.8%
Wells Fargo & Co., Class A, 7.500%	2,375	$2,389,250

Electric Utilities 2.4%
NextEra Energy, Inc., 8.375%	69,700	3,694,100
PPL Corp., 9.500%	60,000	3,418,200

		7,112,300

Health Care Facilities 0.5%
HealthSouth Corp., Ser A, 6.500%	1,830	1,599,420

Health Care Services 0.4%
Omnicare Capital Trust II, 4.000%	30,333	1,122,018

Multi-Line Insurance 0.9%
American International Group, Inc., 8.500%	146,100	1,254,999
Hartford Financial Services Group, Inc., 7.250%	58,160	1,379,555

		2,634,554

Oil & Gas Exploration & Production 1.0%
Apache Corp., 6.000%	52,500	3,067,969

Oil & Gas Storage & Transportation 1.0%
El Paso Corp., 4.990%	2,550	2,936,325

Other Diversified Financial Services 1.6%
Bank of America Corp. Ser L, 7.250%	2,126	2,086,669
Citigroup, Inc., 7.500%	24,100	2,856,091

		4,942,760

Packaged Foods & Meats 0.8%
Dole Food Co., Inc., 7.000% (a)	252,600	2,466,791

Property & Casualty Insurance 0.6%
XL Group PLC (Ireland) 10.750%	54,000	1,699,920

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Description	Shares	Value

Railroads 0.6%
Kansas City Southern Inc., 5.125%	1,290	$1,674,097

Regional Banks 0.6%
KeyCorp, Ser A, 7.750%	15,800	1,694,550

Wireless Telecommunication Services 1.0%
Crown Castle International Corp., 6.250%	50,000	3,087,500

Total Convertible Preferred Stocks 12.2%		36,427,454

Common Stock 0.8%
Pharmaceuticals 0.8%
Merck & Co., Inc.	62,438	2,298,343

Total Long-Term Investments 98.9% (Cost $266,264,984)		294,937,065

Money Market Funds 0.3%
Liquid Assets Portfolio-Institutional Class (d)	430,299	430,299
Premier Portfolio-Institutional Class (d)	430,299	430,299

Total Money Market Funds 0.3% (Cost $860,598)		860,598

Total Investments 99.2% (Cost $267,125,582)		295,797,663

Other Assets in Excess of Liabilities 0.8%		2,522,079

Net Assets 100.0%		$298,319,742

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:
Percentages are calculated as a percentage of net assets.
* Zero coupon bond

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Security is a “step down” bond where the coupon decreases or steps down at a predetermined date.

(c)	Floating Rate Coupon.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements — Generally Accepted Accounting Principals (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
     Level 1— Prices are determined using quoted prices in an active market for identical assets.
     Level 2— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
     Level 3— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market

Invesco Van Kampen Harbor Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the valued reflected in the financial statements my materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position:

Convertible Corporate Obligations	$—	$256,211,268	$—	$256,211,268

Equity Securities	15,555,324	24,031,071	—	39,586,395

Total Investments in an Asset Position	$15,555,324	$280,242,339	$—	$295,797,663

Investment Securities — Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,430,745

Aggregate unrealized (depreciation) of investment securities	(4,824,289)

Net unrealized appreciation of investment securities	$28,606,456

Cost of investments for tax purposes is $267,191,207.
Subsequent Event — Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Convertible Securities Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen Real Estate Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-RES-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen Real Estate Securities Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests 99.2%
Apartments 15.4%
AvalonBay Communities, Inc. — REIT	91,642	$9,524,353
Camden Property Trust — REIT	281,323	13,495,064
Equity Residential — REIT	375,227	17,849,549
Essex Property Trust, Inc. — REIT	104,220	11,405,837
Mid-America Apartment Communities, Inc. — REIT	28,800	1,678,464

		53,953,267

Developers 0.3%
Multiplan Empreendimentos Imobiliarios SA (Brazil)	31,100	659,864
PDG Realty SA Empreendimentos e Participacoes (Brazil)	17,100	203,644

		863,508

Diversified 6.2%
Broadreach Capital Partners Realty I, L.P. (Acquired 05/29/03 to 05/29/08, Cost $1,045,351) (a)(b)	2,789,299	396,345
Cousins Properties, Inc. — REIT	12	86
Kerry Properties Ltd. (Bermuda)	42,000	226,829
Vornado Realty Trust — REIT	198,622	16,988,140
Washington Real Estate Investment Trust — REIT	130,400	4,137,592

		21,748,992

Freestanding 1.0%
National Retail Properties, Inc. — REIT	142,900	3,588,219

Healthcare 14.5%
HCP, Inc. — REIT	112,900	4,062,142
Health Care, Inc. — REIT	323,200	15,300,288
Nationwide Health Properties, Inc. — REIT	197,150	7,623,790
Omega Healthcare Investors, Inc. — REIT	159,300	3,576,285
Senior Housing Property Trust — REIT	463,702	10,896,997
Ventas, Inc. — REIT	176,870	9,121,186

		50,580,688

Invesco Van Kampen Real Estate Securities Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial/Office: Industrial 6.6%
AMB Property Corp. — REIT	208,719	$5,524,792
Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05 to 05/12/09, Cost $3,266,500) (a)(b)	6,533	2,102,374
DCT Industrial Trust, Inc. — REIT	649,530	3,111,249
Exeter Industrial Value Fund, L.P. (Acquired 11/06/07 to 07/22/10, Cost $3,375,000) (a)(b)	3,375,000	1,590,364
Keystone Industrial Fund, L.P. (Acquired 03/27/06 to 11/11/2009 Cost $2,886,718) (a)(b)	3,500,000	1,306,067
KTR Industrial Fund, II, L.P. (Acquired 01/08/09 to 08/18/10, Cost $518,750) (a)(b)	518,750	0
ProLogis — REIT	793,100	9,342,718

		22,977,564

Industrial/Office: Mixed 3.0%
Liberty Property Trust — REIT	331,985	10,590,321

Industrial/Office: Office 13.4%
Alexandria Real Estate Equities, Inc. — REIT	118,800	8,316,000
BioMed Realty Trust, Inc. — REIT	237,700	4,259,584
Boston Properties, Inc. — REIT	119,351	9,920,455
Broadreach Capital Partners Realty II, L.P. (Acquired 10/02/06 to 08/24/10, Cost $4,399,563) (a)(b)	4,399,563	279,135
Corporate Office Properties Trust SBI MD — REIT	84,300	3,145,233
Derwent London PLC –REIT (United Kingdom)	21,435	506,430
Highwoods Properties, Inc. — REIT	168,800	5,480,936
Kilroy Realty Corp. — REIT	192,470	6,378,456
Piedmont Office Realty Trust, Inc., Class A — REIT	224,500	4,245,295
SL Green Realty Corp. — REIT	67,200	4,255,776

		46,787,300

Lodging/Resorts 7.7%
DiamondRock Hospitality Co. — REIT (b)	361,400	3,429,686
Host Hotels & Resorts, Inc. — REIT	1,007,042	14,581,968
LaSalle Hotel Properties — REIT	115,400	2,699,206

Invesco Van Kampen Real Estate Securities Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Lodging/Resorts (continued)
Marriott International, Inc., Class A	170,066	$6,093,465

		26,804,325

Regional Malls 14.0%
CFS Retail Property Trust –REIT (Australia)	207,998	380,972
Corio NV — REIT (Netherlands)	9,153	625,763
Macerich Co. — REIT	270,030	11,597,788
Simon Property Group, Inc. — REIT	392,753	36,423,913

		49,028,436

Self Storage Facilities 3.7%
Big Yellow Group PLC –REIT (United Kingdom)	61,758	316,659
Public Storage — REIT	106,808	10,364,648
Sovran Self Storage, Inc. — REIT	54,282	2,057,288

		12,738,595

Shopping Centers 7.8%
Acadia Realty Trust — REIT	193,501	3,676,519
BR Malls Participacoes SA (Brazil)	21,600	180,511
Eurocommercial Properties NV –REIT (Netherlands)	10,635	493,508
Iguatemi Empresa de Shopping Centers SA (Brazil)	17,400	390,780
Kimco Realty Corp. — REIT	213,400	3,361,050
Klepierre — REIT (France)	9,397	363,282
Regency Centers Corp. — REIT	315,987	12,472,007
Renhe Commercial Holdings Co., Ltd. (Cayman Islands)	2,468,000	461,228
Retail Opportunity Investments Corp.	216,291	2,069,905
Tanger Factory Outlet Centers — REIT	83,700	3,945,618

		27,414,408

Specialty Properties 5.6%
Digital Realty Trust, Inc. — REIT	233,777	14,424,041
Rayonier, Inc. — REIT	100,180	5,021,021

Invesco Van Kampen Real Estate Securities Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Specialty Properties (continued)
Unite Group PLC (United Kingdom)	76,606	$264,749

		19,709,811

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests 99.2%		346,785,434

	Principal
Description	Amount	Value

Commercial Mortgage Backed Securities 0.6%
Banc of America Large Loan, Inc., Series 2005-MIBI, Class C, Floating Rate Pass Through Ctfs., 0.57%, 03/15/22 (c)(d)	$700,000	$619,797
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class AJ, Pass Through Ctfs., 5.17%, 02/11/41	750,000	693,750
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-TF2A, Class J, Floating Rate Pass Through Ctfs., 1.21%, 11/15/19 (c)(d)	700,000	650,211

Total Commercial Mortgage Backed Securities 0.6%		1,963,758

Total Long-Term Investments 99.8% (Cost $271,431,719)		348,749,192

	Number of
Description	Shares	Value

Money Market Funds 0.9%
Liquid Assets Portfolio-Institutional Class (e)	1,599,841	$1,599,841
Premier Portfolio-Institutional Class (e)	1,599,841	1,599,841

Total Money Market Funds 0.9% (Cost $3,199,682)		3,199,682

Invesco Van Kampen Real Estate Securities Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Total Investments 100.7% (Cost $274,631,401)		351,948,874

Liabilities in Excess of Other Assets (0.7%)		(2,450,393)

Net Assets 100.0%		$349,498,481

Percentages are calculated as a percentage of net assets.

(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.6% of net assets.

(b)	Non-income producing security.

(c)	Floating Rate Coupon.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
Investment Abbreviations:
Ctfs. — Certificates
REIT — Real Estate Investment Trust
Security Valuations - Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco Van Kampen Real Estate Securities Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements — Generally Accepted Accounting Principals (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest

Invesco Van Kampen Real Estate Securities Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1— Prices are determined using quoted prices in an active market for identical assets.
Level 2— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the valued reflected in the financial statements my materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position:

Common Stocks
Apartments	$53,953,267	$—	$—	$53,953,267
Developers	863,508	—	—	863,508
Diversified	21,125,818	226,829	396,345	21,748,992
Freestanding	3,588,219	—	—	3,588,219
Healthcare	50,580,688	—	—	50,580,688
Industrial/Office: Industrial	17,978,759	—	4,998,805	22,977,564
Industrial/Office: Mixed	10,590,321	—	—	10,590,321
Industrial/Office: Office	46,001,735	506,430	279,135	46,787,300
Lodging/Resorts	26,804,325	—	—	26,804,325
Regional Malls	48,021,701	1,006,735	—	49,028,436
Self Storage Facilities	12,421,936	316,659	—	12,738,595
Shopping Centers	26,096,390	1,318,018	—	27,414,408
Specialty Properties	19,445,062	264,749	—	19,709,811
Commercial Mortgage Backed Securities	—	1,963,758	—	1,963,758

Invesco Van Kampen Real Estate Securities Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Money Market Funds	3,199,682	—	—	3,199,682

Total Investments in an Asset Position	$340,671,411	$5,603,178	$5,674,285	$351,948,874

Investment Securities — Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$70,560,353

Aggregate unrealized (depreciation) of investment securities	(10,435,154)

Net unrealized appreciation of investment securities	$60,125,199

Cost of investments for tax purposes is $291,823,675.
Subsequent Event — Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Real Estate Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen U.S. Mortgage Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010
invesco.com/us          VK-USM-QTR-1 09/10          Invesco Advisers, Inc.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 94.5%
$12,265	Federal Home Loan Mortgage Corp.	4.500%	05/01/38	$12,895,592
69,969	Federal Home Loan Mortgage Corp. (a)	5.000	10/01/18 to 06/01/40	73,699,020
35,773	Federal Home Loan Mortgage Corp.	5.500	01/01/36 to 05/01/38	38,053,247
25,219	Federal Home Loan Mortgage Corp.	6.000	03/01/29 to 09/01/38	27,081,876
2,195	Federal Home Loan Mortgage Corp.	6.500	07/01/14 to 08/01/33	2,424,542
1,384	Federal Home Loan Mortgage Corp.	7.500	01/01/20 to 05/01/35	1,577,661
708	Federal Home Loan Mortgage Corp.	8.000	08/01/32	816,470
1,361	Federal Home Loan Mortgage Corp.	8.500	01/01/17 to 08/01/31	1,560,189
14,225	Federal Home Loan Mortgage Corp., October (a)	4.500	TBA	14,796,219
18,625	Federal Home Loan Mortgage Corp., October (a)	6.000	TBA	19,969,501
16,400	Federal Home Loan Mortgage Corp., October (a)	6.500	TBA	17,858,058
35,096	Federal National Mortgage Association	4.500	05/01/19 to 01/01/40	37,133,009
50,775	Federal National Mortgage Association (a)	4.500	TBA	52,885,311
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$43,425	Federal National Mortgage Association (a)	5.000%	03/01/22 to 04/01/39	$46,037,781
121,856	Federal National Mortgage Association (a)	5.500	11/01/22 to 11/01/38	130,331,078
34,023	Federal National Mortgage Association (a)	6.000	07/01/12 to 05/01/40	36,681,851
5,540	Federal National Mortgage Association (a)	6.000	TBA	5,951,173
12,992	Federal National Mortgage Association	6.500	11/01/13 to 12/01/33	14,481,730
1,234	Federal National Mortgage Association	7.000	05/01/13 to 07/01/34	1,392,053
2,270	Federal National Mortgage Association	7.500	04/01/15 to 08/01/37	2,583,380
1,884	Federal National Mortgage Association	8.000	07/01/20 to 04/01/33	2,185,354
2,111	Federal National Mortgage Association	8.500	08/01/14 to 10/01/32	2,410,716
356	Federal National Mortgage Association	9.500	04/01/30	417,687
82	Federal National Mortgage Association	13.000	06/01/15	96,945
59,000	Federal National Mortgage Association, October (a)	4.000	TBA	60,962,178
6,800	Federal National Mortgage Association, October (a)	5.000	TBA	7,158,061
14,300	Government National Mortgage Association (a)	4.500	TBA	15,046,288
4,062	Government National Mortgage Association	5.500	05/15/33 to 10/15/34	4,394,196
1,540	Government National Mortgage Association	6.000	01/15/28 to 04/15/29	1,690,184
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$455	Government National Mortgage Association	6.500%	04/15/26 to 12/15/28	$512,154
926	Government National Mortgage Association	7.000	08/15/22 to 01/15/29	1,055,644
1,039	Government National Mortgage Association	8.000	05/15/16 to 12/15/21	1,164,543
1,704	Government National Mortgage Association	9.000	11/15/15 to 08/15/24	1,920,342
1,046	Government National Mortgage Association	9.500	02/15/16 to 09/15/22	1,163,133
18	Government National Mortgage Association	12.250	02/15/15 to 06/15/15	18,435
13	Government National Mortgage Association	13.000	02/15/11 to 05/15/15	12,898
637	Government National Mortgage Association II	6.000	04/20/29	699,652
4	Government National Mortgage Association II	8.500	02/20/17	4,944

	Total Mortgage Backed Securities 94.5%			639,123,095

	Collateralized Mortgage Obligations 20.0%
3,632	American Home Mortgage Investment Trust (b)	2.534	06/25/45	3,382,123
185	Bear Stearns Mortgage Funding Trust (b)	0.456	09/25/46	102,971
1,078	Countrywide Home Loan Mortgage Pass Through Trust (b)	0.796	02/25/35	904,291
6,174	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.657	10/15/35	6,181,836
83	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.662	11/15/36	83,180
9,433	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.857	08/15/35	9,494,430
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$4,518	Federal Home Loan Mortgage Corp. (REMIC)	3.750%	10/15/18	$4,707,763
12,342	Federal Home Loan Mortgage Corp. (REMIC)	3.770	09/15/17	12,705,805
11,787	Federal Home Loan Mortgage Corp. (REMIC)	3.835	09/15/17	12,145,604
14,648	Federal Home Loan Mortgage Corp. (REMIC)	4.160	07/15/17	15,101,292
12,566	Federal Home Loan Mortgage Corp. (REMIC)	4.380	05/15/17	12,957,830
4,165	Federal Home Loan Mortgage Corp. (STRIPS) (d)	8.000	06/01/31	1,036,222
15,382	Federal National Mortgage Association (REMIC) (b)	0.556	04/25/36	15,362,271
4,719	Federal National Mortgage Association (REMIC)	4.500	07/25/19	4,958,451
17,249	Federal National Mortgage Association (REMIC)	5.500	07/25/34	18,104,167
1,363	Federal National Mortgage Association (REMIC) (d)	6.000	8/25/32 to 05/25/33	121,740
1,045	Federal National Mortgage Association (STRIPS) (d)	6.500	10/01/24	152,407
3,288	Federal National Mortgage Association (REMIC) (d)	7.000	05/25/33	683,205
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,169	Federal National Mortgage Association (REMIC)	7.000%	09/25/32	$1,359,338
920	Federal National Mortgage Association (STRIPS) (d)	7.500	01/01/32	197,073
899	Federal National Mortgage Association (e)	7.500	01/19/39	1,059,762
3,167	Federal National Mortgage Association (REMIC) (d)	8.000	08/18/27 to 09/18/27	748,455
2,706	Federal National Mortgage Association (STRIPS) (d)	8.000	05/01/30	626,661
3,917	Government National Mortgage Association (b)	0.757	08/20/38	3,933,600
1,927	Government National Mortgage Association	4.500	10/20/33	2,050,391
144	Greenpoint Mortgage Funding Trust (b)	0.436	01/25/37	86,839
149	Luminent Mortgage Trust (b)	0.496	04/25/36	81,990
474	MLCC Mortgage Investors, Inc. (b)	0.684	04/25/29	439,639
105	Residential Accredit Loans, Inc. (b)	0.526	02/25/46	43,089
0	Sequoia Mortgage Trust (b)	3.750	02/25/40	3
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,124	Structured Adjustable Rate Mortgage Loan Trust (b)	0.556%	09/25/34	$865,544
2,259	Structured Adjustable Rate Mortgage Loan Trust (e)	2.533	06/25/34	2,113,875
3,030	Structured Asset Mortgage Investments, Inc. (b)	0.486	05/25/45	1,996,242
2,125	Washington Mutual Mortgage Pass-Through Certificates (b)	0.606	12/25/45	1,323,442

	Total Collateralized Mortgage Obligations 20.0%			135,111,531

	Commercial Mortgage Backed Securities 11.0%
9,084	Banc of America Large Loan Inc (b)(c)	0.467	10/15/19	7,883,636
6,295	Bear Stearns Commercial Mortgage Securities (e)	4.240	08/13/39	6,448,398
4,170	Bear Stearns Commercial Mortgage Securities (e)	4.933	02/13/42	4,525,023
2,875	Commercial Mortgage Pass-Through Certificates (e)	6.010	12/10/49	3,134,874
7,553	Commercial Mortgage Pass Through Certificates (b)(c)	0.347	06/15/22	7,242,995
800	GE Capital Commercial Mortgage Corp.	4.893	03/10/40	861,481
1,830	GS Mortgage Securities Corp. II (e)	5.553	04/10/38	1,973,266
9,954	JP Morgan Chase Commercial Mortgage Securities Corp. (c)	3.853	06/15/43	10,432,345
2,200	JP Morgan Chase Commercial Mortgage Securities Corp.	5.336	05/15/47	2,292,192
17,000	Morgan Stanley Dean Witter	4.920	03/12/35	18,167,387
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Commercial Mortgage Backed Securities (continued)
$6,000	RBSCF Trust (c)(e)	2.406%	04/16/40	$6,427,511
5,000	Wachovia Bank Commercial Mortgage Trust	4.790	04/15/42	5,178,037

	Total Commercial Mortgage Backed Securities 11.0%			74,567,145

	Adjustable Rate Mortgage Backed Securities 3.7%
3,174	Federal Home Loan Mortgage Corp. (b)	5.515	05/01/37	3,384,712
1,808	Federal Home Loan Mortgage Corp. (b)	5.520	01/01/38	1,929,761
2,218	Federal Home Loan Mortgage Corp. (b)	5.720	03/01/37	2,356,399
1,629	Federal Home Loan Mortgage Corp. (b)	6.042	02/01/37	1,728,813
13,612	Federal National Mortgage Association (b)	3.298	03/01/36	14,303,380
1,025	Federal National Mortgage Association (b)	5.741	03/01/38	1,088,801

	Total Adjustable Rate Mortgage Backed Securities 3.7%			24,791,866

	United States Treasury Obligations 2.5%
9,400	United States Treasury Notes (f)	3.250	12/31/16	10,260,688
6,500	United States Treasury Notes	0.625	06/30/12	6,525,898

	Total United States Treasury Obligations 2.5%			16,786,586

	Asset Backed Securities 1.0%
2,000	Bank of America Auto Trust	1.310	07/15/14	2,020,416
5,000	GE Capital Credit Card Master Note Trust	2.210	06/15/16	5,126,114

	Total Asset Backed Securities 1.0%			7,146,530

	Total Long-Term Investments 132.7% (Cost $878,414,876)			$897,526,753

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)

Description	Value

Money Market Funds 3.3%
Government & Agency Portfolio-Institutional Class (22,446,589 Common Shares) (Cost $22,446,589) (g)	$22,446,589

United States Government Agency Obligations 0.0%
United States Treasury Bill ($5,000 par, yielding 0.203% 10/28/2010 maturity) (Cost $4,999)	4,999

Total Investments 136.0%
(Cost $900,866,464)	919,978,341

Liabilities in Excess of Other Assets (36.0%)	(243,775,879)

Net Assets 100.0%	$676,202,462

Percentages are calculated as a percentage of net assets.
The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a)	All or a portion of this security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	Floating Rate Coupon

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	IO — Interest Only

(e)	Variable Rate Coupon

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Bond 30-Year Futures, December 2010 (Current Notional Value of $133,719 per contract)	77	$(7,376)
U.S. Treasury Notes 5-Year Futures, December 2010 (Current Notional Value of $120,867 per contract)	6	4,628

Total Long Contracts:	83	(2,748)

Short Contracts:
U.S Treasury Notes 2-Year Futures, December 2010 (Current Notional Value of $219,484 per contract)	473	(211,527)
U.S. Treasury Notes 10-Year Futures, December 2010 (Current Notional Value of $126,047 per contract)	275	(146,280)

Total Short Contracts:	748	(357,807)

Total Futures Contracts	831	$(360,555)

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3	Total

Investments in an Asset Position
Mortgage Backed Securities	$—	$639,123,095	$—	$639,123,095
Collateralized Mortgage Obligations	—	135,111,531	—	135,111,531
Commercial Mortgage Backed Securities	—	74,567,145	—	74,567,145
Adjustable Rate Mortgage Backed Securities	—	24,791,866	—	24,791,866
United States Treasury Obligations	—	16,791,585	—	16,791,585
Asset Backed Securities	—	7,146,530	—	7,146,530
Equity Securities	22,446,589	—	—	22,446,589
Futures	4,628	—	—	4,628

Total Investments in an Asset Position	$22,451,217	$897,531,752	$—	$919,982,969

Investments in a Liability Position
Futures	$(365,813)	—	—	$(365,813)

Invesco Van Kampen U.S. Mortgage Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) (continued)
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,253,639
Aggregate unrealized (depreciation) of investment securities	(2,164,267)

Net unrealized appreciation of investment securities	$19,089,372

Cost of investments for tax purposes is $900,888,969.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: November 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.